CNI CHARTER FUNDS[SERVICE MARK]
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            TABLE OF CONTENTS
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      2     Letter to Shareholders
      3     Equity Funds Investment Adviser's Report
      4     Equity Funds Overview
      6     Fixed Income Funds Investment Adviser's Report
      7     Fixed Income Funds Overview
      12    Statements of Net Assets
      36    Statements of Operations
      38    Statements of Changes in Net Assets
      47    Financial Highlights
      50    Notes to Financial Statements
      55    Report of Independent Auditors
      56    Notice to Shareholders
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                               CNI CHARTER FUNDS                              1

LETTER TO SHAREHOLDERS
September 30, 2000
--------------------------------------------------------------------------------
   We are pleased to provide you with the CNI Charter Funds Annual Report for the fiscal period ended September 30, 2000. As you will recall, this was a period of considerable volatility and change in the financial markets.
   To help investors better diversify and tailor their portfolios to reflect their own unique return objectives and risk tolerances, we introduced six new mutual funds at the start of 2000. These funds joined the three money market funds (Government, California Tax Exempt, and Prime) already offered as part of the CNI Charter Fund family. They are:

FIXED-INCOME FUNDS
Government Bond Fund
Corporate Bond Fund
California Tax Exempt Bond Fund
High Yield Bond Fund

EQUITY FUNDS
Large Cap Value Equity Fund
Large Cap Growth Equity Fund

These Funds, as well as the addition of the Technology Growth Fund, which commenced offering of shares in October, provide investors with a wide variety of choices within the CNI Charter Fund Family.
   Each of the Funds follow a disciplined investment process that begins with a thorough assessment of the macroeconomic picture and the financial markets. City National Investments' in-depth research takes advantage of the most advanced investment technology, fundamental valuation and quantitative models to determine the most attractive sectors and securities within each fund's area of concentration. The final step is to construct precise portfolios that meet the objectives of the specific fund.
   City National Investments' underlying investment philosophy is to pursue the long-term goals and objectives specified for each of the Funds without being swayed by short-term trends and fads. With an active yet disciplined style, all Funds are managed to achieve competitive rates of return consistent with their respective, prescribed risk parameters. During the past fiscal year, this approach has served shareholders well in what was a very difficult and tricky financial environment.

2000 - A TRANSITIONAL YEAR
   As we anticipated, 2000 has been a transitional year, both in the real economy and the financial markets.
   Fears of renewed inflation and the concurrent rise in interest rates were the primary drivers of the markets in the first part of the year. By mid-year, however, the focus on monetary policy gave way to another potentially bearish development for the financial markets (equities in particular). Economic growth began to slow in the wake of six short-term interest rate hikes by the Federal Reserve in roughly 18 months. Although inevitable, this conclusion to what has been an unprecedented bull market and period of economic growth gave market participants real cause for concern.
   Corporate earnings disappointments (i.e., profit reports below what Wall Street analysts expect) appeared in virtually all sectors of the market, sometimes provoking drastic sell-offs that took individual stocks down 40% or more in a single day. These emotional reactions to situations that are in fact quite natural as an economic cycle concludes created some excellent buying opportunities for longer-term investors.
   In stark contrast to the double-digit returns provided by equities during the last several years of this bull market, the returns for most, if not all, of the major equity market barometers were negative for the period ending September 30, 2000:

                                  YTD RETURN THROUGH 9/30/00
                                  --------------------------
  DOW JONES INDUSTRIAL AVERAGE               -6.28%
  STANDARD & POOR'S 500                      -1.39%
  NASDAQ                                     -9.63%

However, negative returns were not universal. As discussed in the Equity Fund section, several sectors of the domestic equity market performed quite well in the first nine months of the year, benefiting both of our equity-oriented funds to some degree. By remaining defensively and cautiously positioned, the Large Cap Value Equity and Large Cap Growth Equity Funds achieved very competitive performance numbers that are well in line with their respective investment strategies.
   In sharp contrast to equities, the fixed income markets produced very healthy returns in the first three quarters of 2000. U.S. government issues (Treasury securities in particular) performed exceptionally well despite the threat of inflation that existed earlier in the year. All of the fixed income funds produced positive numbers for the fiscal period ending September 30, 2000, and continue to exhibit very competitive returns within their respective categories as well.
   Please read the following pages carefully as they contain important information on the assets and financial condition of the Funds. If you have any questions about this report or the CNI Charter Funds, please call your investment professional or (888) 889-0799.

Thank you for choosing the CNI Charter Funds.

Sincerely,

/S/ VERNON C. KOZLEN              /S/ RICHARD A. WEISS

VERNON C. KOZLEN                  RICHARD A. WEISS
President                         Chief Investment Officer
CNI Charter Funds                 City National Investments

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2                              CNI CHARTER FUNDS

INVESTMENT ADVISER'S REPORT
September 30, 2000

EQUITY FUNDS
--------------------------------------------------------------------------------

   All good things eventually must end, and after five very good years for U.S. equities, 2000 has turned out to be a very challenging year. Whether the great bull market that characterized the 1990s is really over remains to be seen, but in the first three quarters of the year investors were confronted by a number of forces that roiled the markets. The Federal Reserve System did what it was designed to do, which was to systematically raise short-term interest rates over an 18-month period in an effort to slow the robust economy and engineer a soft landing. After mixed signals in the first half of the year, more conclusive evidence emerged in the third quarter that economic growth had slowed.
   Oil and natural gas prices rose dramatically, driven by tightly managed supplies from oil-producing nations, economic recovery (and correspondingly higher demand) in Asia, and tensions in the Middle East. When oil prices first began their sustained rise, many economists argued that the greater diversification of the world economy would soften the resulting economic impact when compared to past energy price shocks. However, as energy prices continued to climb, investors became more concerned and equities responded negatively.
   Corporate profits, while still strong by historical standards, slowed in the latter part of the year. Many companies that failed to meet the high earnings expectations set by Wall Street analysts saw their stocks punished severely. These earnings disappointments, and the resultant selloffs, led investors to a general reevaluation of the price/earnings multiples carried by many growth stocks. These multiples, which had ballooned in some cases to extraordinarily high levels, were adjusted downwards, sometimes sharply, as investors became more skeptical about the long-term prospects for many of the market's leaders.
   The technology sector took the brunt of this reevaluation, as investors returned to more traditional methods for valuing companies, namely earnings growth rather than sales growth and market position. As of September 30, 2000, the NASDAQ was down 27% from its high on March 10, demonstrating the dramatic volatility characteristic of technology stocks. On the other hand, both utility and health care stocks showed strong positive returns over this same period. In addition to appearing undervalued (especially relative to the higher-P/E technology and telecommunication stocks), these two defensively oriented market sectors tend to show well in the latter phases of an economic cycle. Accordingly, it should not be surprising that normally counter-cyclical utility and health-care segments of the market performed so well in this economic and market environment.
   The net result of these forces was a reversal of the performance pattern we saw over the last five years. For the first three quarters of 2000, value stocks significantly outperformed growth stocks, while mid and small cap stocks outpaced large cap stocks.
   Despite this difficult market environment, both the LARGE CAP VALUE EQUITY FUND and LARGE CAP GROWTH EQUITY FUND turned in solid, competitive performance. From the Fund's inception on January 14, 2000 to September 30, 2000, the Large Cap Value Equity Fund produced a cumulative total return of -6.30% (Institutional Class). For the period January 31, 2000 to September 30, 2000, the Large Cap Value Equity Fund (Institutional Class) returned 5.31%, in line with the 5.71% return to other value-oriented funds, as measured by the Lipper Large Cap Value Classification. The Fund turned in performance somewhat below its benchmark, the S&P 500/Barra Value Index, which was up 7.81% for the same period. Early in the year, we overweighed utilities and natural resources sectors. In the middle of the year, with interest rates nearing a peak, we rotated into overweight positions in financials and consumer stocks, which should do relatively well in the later stages of the business cycle. While these sector rotations boosted performance, our investments in individual issues detracted from performance relative to the Fund's benchmark.
   From the Fund's inception on January 14, 2000 to September 30, 2000, the Large Cap Growth Equity Fund produced a cumulative total return of .99% (Institutional Class). For the period January 31, 2000 to September 30, 2000, the Large Cap Growth Equity Fund (Institutional Class) returned -1.26% for the period, placing it marginally behind the 0.25% return of its benchmark, the S&P 500/Barra Growth Index. The Fund followed the same sector strategy described above, overweighting utilities and natural resource stocks early in the year and financial and consumer stock later in the year as the business cycle matured. Our economic sector allocation had a positive influence on the Fund's return, while individual security selection had a negative influence.
   We urge investors to maintain a long-term investment perspective with their equity portfolios. By maintaining a highly disciplined approach to risk control and diversification, the CNI Charter Funds are positioned to deal with the volatility of the equity markets.

Sincerely,

/S/ RICHARD K. BARNETT, CFA

RICHARD K. BARNETT, CFA
Director of Equities
City National Investments

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                              CNI CHARTER FUNDS                               3

FUND OVERVIEW
September 30, 2000

LARGE CAP GROWTH EQUITY FUND
--------------------------------------------------------------------------------

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
    CNI LARGE CAP GROWTH EQUITY FUND, INSTITUTIONAL CLASS OR CLASS A SHARES,
                     VERSUS THE S&P 500/BARRA GROWTH INDEX,
             AND THE LIPPER LARGE CAP GROWTH FUNDS CLASSIFICATION(*)

                                [GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


         CNI Large Cap      CNI Large Cap                        Lipper
         Growth Equity      Growth Equity                       Large Cap
      Fund, Institutional   Fund, Class A    S&P 500/BARRA     Growth Funds
         Class Shares          Shares        Growth Index     Classification
      -------------------   -------------    -------------    --------------
1/31/00    $10,000           $10,000           $10,000           $10,000
9/30/00      9,873             9,852            10,025            10,691

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

   SHARE CLASS                            AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   Institutional Class (1)                            -6.30%*
--------------------------------------------------------------------------------
   Class A (2)                                        -6.50%+
--------------------------------------------------------------------------------

(1)  Commenced operations on January 14, 2000.
(2)  Commenced operations on March 28, 2000.
 *   Cumulative inception to date.
 + Class A Shares performance for the period prior to March 28, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------

                                 % OF
                               PORTFOLIO

General Electric                  5.8

Cisco Systems                     5.2

EMC                               4.1

Oracle                            4.0

Wal-Mart Stores                   3.9

Microsoft                         3.5

Intel                             3.5

Merck                             3.5

Abbott Laboratories               2.4

Time Warner                       2.2

--------------------------------------------------------------------------------
TOP FIVE SECTORS
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

Technology                      46.08

Health Care                     17.55

Consumer Staples                11.08

Consumer Cyclicals               8.32

Capital Goods                    8.03

Other                            8.94

% of Portfolio

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4                             CNI CHARTER FUNDS

FUND OVERVIEW
September 30, 2000

LARGE CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
     CNI LARGE CAP VALUE EQUITY FUND, INSTITUTIONAL CLASS OR CLASS A SHARES,
                      VERSUS THE S&P 500/BARRA VALUE INDEX,
             AND THE LIPPER LARGE CAP VALUE FUNDS CLASSIFICATION(*)

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

          CNI Large Cap      CNI Large Cap                        Lipper
          Value Equity       Value Equity                       Large Cap
      Fund, Institutional   Fund, Class A    S&P 500/BARRA     Value Funds
         Class Shares          Shares         Value Index     Classification
      -------------------   -------------    -------------    --------------
1/31/00     $10,000            $10,000          $10,000          $10,000
9/30/00      10,530             10,525           10,781           10,583

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

   SHARE CLASS                            AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   Institutional Class (1)                             0.99%*
--------------------------------------------------------------------------------
   Class A (2)                                         0.94%+
--------------------------------------------------------------------------------

(1)  Commenced operations on January 14, 2000.
(2)  Commenced operations on April 13, 2000.
 *   Cumulative inception to date.
 + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------

                                 % OF
                               PORTFOLIO

Exxon Mobil                       4.8

General Electric                  3.5

Citigroup                         3.1

American Express                  3.0

IBM                               2.2

Lincoln National                  2.1

Viacom                            2.1

Verizon Communications            2.1

Minnesota Mining &
   Manufacturing                  2.0

JP Morgan                         1.7

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

--------------------------------------------------------------------------------
TOP FIVE SECTORS
--------------------------------------------------------------------------------

Financials                      32.78

Energy                          11.89

Consumer Staples                10.68

Communication Services           8.57

Capital Goods                    8.52

Other                           27.56

% of Portfolio

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                               CNI CHARTER FUNDS                              5

INVESTMENT ADVISER'S REPORT
September 30, 2000

FIXED INCOME FUNDS
--------------------------------------------------------------------------------

   The fixed-income markets have been unusually challenging in 2000, with timing and selection more important than ever. Bonds started the year on a negative note with interest rates climbing as the Federal Reserve continued to tighten in an effort to slow the rate of economic growth to a more sustainable level. The Federal Open Market Committee (FOMC) continued to raise rates until mid-May, the high point for interest rates in 2000. Since that peak, interest rates have declined across the yield curve as investors have focused less on monetary policy and more on changes in economic growth and price stability.
     Money market securities benefited in lock step with the Federal Funds rate (Fed Funds) adjustments. Through September 30, 2000, Fed Funds rose by 100 basis points, from 5.5% at the beginning of the year to 6.5%. These adjustments all occurred in the earlier part of the year, prior to mid-May.

BOND FUNDS

   The bond funds have performed well in this ever-changing environment. The Funds kept a modestly defensive quality and duration profile for the first half of the year relative to their respective indices. We have since altered our strategy to a more neutral stance versus each Fund's comparable index.
   From the Fund's inception on January 14, 2000 to September 30, 2000, the GOVERNMENT BOND FUND produced a cumulative total return of 5.64% (Institutional Class). For the period January 31, 2000 to September 30, 2000, the Government Bond Fund produced a total return of 5.95% (Institutional Class). For the same period, the Lehman Intermediate Government Bond Index returned 6.61% and the Lipper Short-Intermediate U.S. Government Funds was up 5.61%. The Fund currently has a modest overweight in agency issues that should aid in performance when compared to the Lehman Intermediate Government Bond Index over the long term due to its yield enhancement. The relative performance versus the Lehman Intermediate Government Index underscored our slightly defensive maturity posture earlier in the year as well as the strength of the Treasury market versus their agency counterparts. Interestingly, the average fund within our Lipper peer group fell short of the index by a much larger margin.
   From the Fund's inception on January 14, 2000 to September 30, 2000, the CORPORATE BOND FUND produced a cumulative total return of 5.76% (Institutional Class). For the period January 31, 2000 to September 30, 2000, the Corporate Bond Fund produced a total return of 5.94% (Institutional Class). For the same period, the Lehman Intermediate Credit Index returned 6.44% and the Lipper Short-Intermediate Investment Grade Debt Funds was up 5.73%. The Fund has maintained a high quality profile for most of the year. We have started incorporating higher yielding, investment grade issues into the mix to take advantage of attractive returns in this sector. Performance for the Fund versus the Lehman Intermediate Credit Index reflected a shorter average maturity earlier in the year as well as a conservative disciplined focus on quality issues, relative to the index. As with the Government Bond Fund, our relative position within our peer group compares favorably.
   From the Fund's inception on January 14, 2000 to September 30, 2000, the CALIFORNIA TAX EXEMPT BOND FUND produced a cumulative total return of 5.43% (Institutional Class). For the period January 31, 2000 to September 30, 2000, the California Tax Exempt Bond Fund produced a total return of 5.05% (Institutional Class). For the same period, the Lehman Quality Intermediate 1-10 Year Blend Index returned 5.18% and the Lipper California Short-Intermediate Municipal Debt Funds was up 3.65%. The Fund compared well to its index comparison due to maturity selection as well as active management of the Fund's coupon structure. The Fund's relative performance versus the Lehman Quality Intermediate 1-10 Year Blended Index is very good. Keep in mind that the index is made up of national issues that consistently yield more than California bonds. When compared to other California funds within our peer group, relative performance looks excellent.
   From the Fund's inception on January 14, 2000 to September 30, 2000, the HIGH YIELD BOND FUND produced a cumulative total return of 4.21% (Institutional Class). For the period January 31, 2000 to September 30, 2000, the High Yield Bond Fund produced a total return of 4.12% (Institutional Class). For the same period, the CS First Boston Domestic + High Yield Bond Index returned -0.34% and the Lipper High Current Yield Funds was -2.04%. The Fund has performed exceptionally well for 2000, benefiting from both sector selection and timing of investing cash flows.

STRATEGIC OUTLOOK FOR BOND FUNDS

     Our main focus going forward for the non-government funds is to closely monitor and manage issuer credit quality. As we maintain our strategy of adding yield to our funds through issue selection, we will endeavor to ensure that the risk/reward profile is favorable for each fund.

MONEY MARKET FUNDS

     The money market funds have performed well in this environment. Like the bond funds, the money market funds maintained a modestly defensive quality and maturity profile in the early part of 2000. This strategy has been well rewarded as reinvestment opportunities have been at higher and higher rates.

STRATEGIC OUTLOOK FOR MONEY MARKET FUNDS

     We will keep a vigilant eye on the economic front as well as on the risk and reward trade-off in the money market environment. Currently, we do not see a great need to extend average maturities in order to enhance yield. However, with world events and a new presidential administration, investment opportunities could always present themselves.

Sincerely,

/S/ RODNEY J. OLEA

RODNEY J. OLEA
Director of Fixed Income
City National Investments

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6                             CNI CHARTER FUNDS

FUND OVERVIEW
September 30, 2000

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
        CNI HIGH YIELD BOND FUND, INSTITUTIONAL CLASS OR CLASS A SHARES,
          VERSUS THE CS FIRST BOSTON DOMESTIC & HIGH YIELD BOND INDEX,
              AND THE LIPPER HIGH CURRENT YIELD FUNDS OBJECTIVE(*)

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

         CNI High Yield    CNI High Yield     CS First Boston       Lipper
          Bond Fund,         Bond Fund,          Domestic &       High Current
         Institutional        Class A            High Yield       Yield Funds
         Class Shares         Shares             Bond Index        Objective
         --------------    --------------     ---------------     ------------
1/31/00    $10,000           $10,000              $10,000           $10,000
9/30/00     10,412            10,386                9,966             9,800

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

   SHARE CLASS                            AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   Institutional Class (1)                             4.21%*
--------------------------------------------------------------------------------
   Class A (1)                                         3.94%*
--------------------------------------------------------------------------------

(1)  Commenced operations on January 14, 2000.
 *   Cumulative inception to date.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS*
--------------------------------------------------------------------------------
                                 % OF
                               PORTFOLIO
Voicestream Wireless
   10.375%, 11/15/09              2.5

Insight Midwest
   9.750%, 10/01/09               2.3

Key Energy Group,
   Convertible to 25.9740 Shares
   5.000%, 09/15/04               2.3

Boyd Gaming 9.500%, 09/15/07      2.1

Nextel Communications
   10.940%, 09/15/07              1.9

Huntsman ICI Chemicals
   10.125%, 07/01/09              1.8

Pantry 10.250%, 10/15/07          1.8

National Wine & Spirits
   10.125%, 01/15/09              1.7

Jordan Industries
   10.375%, 08/01/07              1.7

Hard Rock Hotel
   9.250%, 04/01/05               1.7

*Excludes cash equivalents.

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

--------------------------------------------------------------------------------
TOP FIVE SECTORS
--------------------------------------------------------------------------------

Telecommunications              19.95

Cable & Media                   15.36

Energy                          10.29

Gaming                           9.16

Cash                             7.36

Other                           37.88

% of Portfolio

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              7

FUND OVERVIEW
September 30, 2000

CORPORATE BOND FUND
--------------------------------------------------------------------------------

                     COMPARISON OF CHANGE IN THE VALUE OF A
                  $10,000 INVESTMENT IN THE CNI CORPORATE BOND
                  FUND, INSTITUTIONAL CLASS OR CLASS A SHARES,
                  VERSUS THE LEHMAN INTERMEDIATE CREDIT INDEX,
     AND LIPPER SHORT/INTERMEDIATE INVESTMENT GRADE DEBT FUNDS OBJECTIVE(*)

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

         CNI Corporate    CNI Corporate                          Lipper
          Bond Fund,         Bond Fund,        Lehman       Short/Intermediate
         Institutional        Class A       Intermediate     Investment Grade
         Class Shares         Shares        Credit Index    Debt Funds Objective
         -------------    -------------     ------------    --------------------
1/31/00     $10,000           $10,000         $10,000            $10,000
9/30/00      10,595            10,610          10,644             10,572

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

   SHARE CLASS                            AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   Institutional Class (1)                             5.76%*
--------------------------------------------------------------------------------
   Class A (2)                                         5.93%+
--------------------------------------------------------------------------------

(1)  Commenced operations on January 14, 2000.
(2)  Commenced operations on April 13, 2000.
 *   Cumulative inception to date.
 + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------

                                 % OF
                               PORTFOLIO
U.S. Treasury Notes
   6.000%, 08/15/09               6.5

FNMA 7.250%, 01/15/10             4.5

Union Oil of California,
   Ser C, MTN 7.900%, 04/18/08    3.5

Enron 6.725%, 11/17/08            3.1

Caterpillar 9.000%, 04/15/06      2.9

Cit Group Holdings
   7.125%, 10/15/04               2.6

First Union 7.100%, 08/15/04      2.6

Banc One 6.400%, 08/01/02         2.6

Washington Mutual Financial
   7.250%, 06/15/06               2.6

Bank of America
   7.125%, 03/01/09               2.6

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

--------------------------------------------------------------------------------
TOP FIVE SECTORS
--------------------------------------------------------------------------------

Finance                         35.00

Industrial                      25.00

Utility                         11.80

Telephone                       11.70

Treasury                         8.50

Other                            8.00

% of Portfolio

--------------------------------------------------------------------------------
8                             CNI CHARTER FUNDS

FUND OVERVIEW
September 30, 2000

GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                     COMPARISON OF CHANGE IN THE VALUE OF A
                  $10,000 INVESTMENT IN THE CNI GOVERNMENT BOND
                  FUND, INSTITUTIONAL CLASS OR CLASS A SHARES,
              VERSUS THE LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX,
    AND THE LIPPER SHORT/INTERMEDIATE U.S. GOVERNMENT BOND FUNDS OBJECTIVE(*)

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

         CNI Government    CNI Government      Lehman            Lipper
          Bond Fund,         Bond Fund,     Intermediate    Short/Intermediate
         Institutional        Class A        Government       U.S. Government
         Class Shares         Shares         Bond Index    Bond Funds Objective
         -------------     -------------    ------------   --------------------
1/31/00     $10,000          $10,000          $10,000           $10,000
9/30/00      10,595           10,610           10,644            10,572

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

   SHARE CLASS                            AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   Institutional Class (1)                             5.64%*
--------------------------------------------------------------------------------
   Class A (2)                                         5.34%+
--------------------------------------------------------------------------------

(1)  Commenced operations on January 14, 2000.
(2)  Commenced operations on April 13, 2000.
 *   Cumulative inception to date.
 + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------

                                 % OF
                               PORTFOLIO
U.S. Treasury Notes
   6.000%, 08/15/09              15.6

FHLB 6.430%, 07/19/04             8.7

FNMA 6.420%, 07/14/08             5.3

FHLMC 6.120, 01/21/03             5.3

FHLB 6.575%, 07/19/02             4.4

FHLB 6.250%, 07/12/02             4.4

FHLMC 7.010, 07/13/06             4.4

U.S. Treasury Notes
   5.750%, 08/15/03               3.7

U.S. Treasury Notes
   6.625%, 03/31/02               3.6

FHLB 5.480%, 04/09/02             3.5

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

--------------------------------------------------------------------------------
TOP SECTORS
--------------------------------------------------------------------------------

Agency                          68.00

Treasury                        32.00
% of Portfolio

--------------------------------------------------------------------------------
                               CNI CHARTER FUNDS                              9

FUND OVERVIEW
September 30, 2000

CALIFORNIA TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
   CNI CALIFORNIA TAX-EXEMPT BOND FUND, INSTITUTIONAL CLASS OR CLASS A SHARES,
     VERSUS THE LEHMAN QUALITY INTERMEDIATE 1-10 YEAR MUNICIPAL BLEND INDEX,
       AND THE LIPPER CALIFORNIA SHORT/INTERMEDIATE MUNICIPAL OBJECTIVE(*)

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

         CNI California    CNI California   Lehman Quality
          Tax-Exempt         Tax-Exempt     Intermediate      California
          Bond Fund,         Bond Fund,      1-10 Year      Short/Intermediate
         Institutional        Class A        Municipal       Municipal Debt
         Class Shares         Shares         Blend Index     Funds Objective
         -------------     -------------    ------------  -------------------
1/31/00     $10,000           $10,000         $10,000           $10,000
9/30/00      10,506            10,493          10,518            10,371

(*) In order to compare the Fund's performance against its benchmark, the Fund's performance shown above begins at the month-end after the Fund's inception.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

   SHARE CLASS                            AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   Institutional Class (1)                             5.43%*
--------------------------------------------------------------------------------
   Class A (2)                                         5.32%+

(1)  Commenced operations on January 14, 2000.
(2)  Commenced operations on April 13, 2000.
 *   Cumulative inception to date.
 + Class A Shares performance for the period prior to April 13, 2000 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher Rule 12b-1 Fees and expenses applicable to Class A Shares. If it had, performance would have been lower than that shown.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------

                                   % OF
                                 PORTFOLIO
Puerto Rico Commonwealth,
   Highway & Transportation
   Authority, Ser X, RB
   5.100%, 07/01/03                 5.3

University of California,
   Medical Center Project,
   RB 5.750%, 07/01/13              4.5

United, Independent School
   District Authority, GO
   5.625%, 08/15/13                 4.4

WestGlenn, Metropolitan District
   Authority, GO 6.250%, 12/01/08   4.1

Pomona, Unified School District
   Authority, GO 6.150%, 08/01/15   3.9

Illinois State, Toll Highway
   Authority, Highway Priority
   Project, Ser A, RB 6.375%,
   01/01/15                         3.6

California State, GO 5.000%,
   06/01/11                         3.5

California State, Educational
   Facilities Authority, Stanford
   University Project, Ser P,
   RB 5.250%, 12/01/13              3.4

Los Angeles, State Building
   Authority, Ser A, RB
   5.625%, 05/01/11                 3.3

Rancho Mirage, Joint Powers
   Authority, Eisenhower Memorial
   Hospital Project, COP
   7.000%, 03/01/22                 3.2

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

--------------------------------------------------------------------------------
TOP FIVE SECTORS
--------------------------------------------------------------------------------

General Obligations             23.60

Utility Revenue                 17.48

Transportation Revenue          16.52

Public Facility Revenue         10.89

Pre-Refunded                    10.03

Other                           21.48

% of Portfolio

--------------------------------------------------------------------------------
10                            CNI CHARTER FUNDS

MONEY MARKET FUNDS
September 30, 2000

PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        SINCE
  TOTAL RETURN            1 MONTH     3 MONTH      YTD      1 YEAR     INCEPTION
--------------------------------------------------------------------------------
Institutional Class(1)      0.50%      1.53%      4.34%      5.66%      5.14%*
--------------------------------------------------------------------------------
Class A(1)                  0.48%      1.47%      4.17%         --      5.20%+
--------------------------------------------------------------------------------
Class S(1)                  0.46%      1.42%      4.02%         --      4.90%+
--------------------------------------------------------------------------------

     YIELDS                 7 DAY     1 MONTH    3 MONTH      YTD      1 YEAR
--------------------------------------------------------------------------------
Institutional Class         6.24%      6.21%      6.21%      5.83%      5.65%
--------------------------------------------------------------------------------
Class A(1)                  6.01%      5.98%      5.97%      5.60%         --
--------------------------------------------------------------------------------
Class S(1)                  5.80%      5.77%      5.76%      5.39%         --
--------------------------------------------------------------------------------

Past performance is no indication of future performance.
(1) Institutional, Class A and Class S shares commenced operations on March 23, 2000, October 18, 1999 and October 26, 1999, respectively.
*    Annualized since inception.
+    Cumulative inception to date.

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

--------------------------------------------------------------------------------
TOP FIVE SECTORS
--------------------------------------------------------------------------------

Commercial Paper                82.69

Corporate Bond                  10.33

Certificates of Deposits         2.85

Government Bond                  2.37

Registered Investment Companies  1.76

% of Portfolio

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                        SINCE
  TOTAL RETURN            1 MONTH     3 MONTH      YTD      1 YEAR     INCEPTION
--------------------------------------------------------------------------------
Institutional Class (1)    0.49%       1.51%         --         --      2.90%+
--------------------------------------------------------------------------------
Class A (1)                0.47%       1.45%      4.13%      5.36%      5.14%*
--------------------------------------------------------------------------------
Class S (1)                0.46%       1.40%      3.97%         --      5.07%+
--------------------------------------------------------------------------------


     YIELDS                 7 DAY     1 MONTH    3 MONTH      YTD      1 YEAR
--------------------------------------------------------------------------------
Institutional Class         6.15%      6.14%      6.13%         --         --
--------------------------------------------------------------------------------
Class A                     5.91%      5.91%      5.90%      5.53%      5.34%
--------------------------------------------------------------------------------
Class S                     5.70%      5.70%      5.69%      5.32%         --
--------------------------------------------------------------------------------

Past performance is no indication of future performance.

(1) Institutional, Class A and Class S shares commenced operations on April 3, 2000, June 21, 1999 and October 6, 1999, respectively.
 *   Annualized since inception.
 +   Cumulative inception to date.

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

--------------------------------------------------------------------------------
TOP FIVE SECTORS
--------------------------------------------------------------------------------

Repurchase Agreements           36.10

FNMA                            22.40

FHLMC                           22.20

FHLB                            17.20

FFCB                             1.30

Other                            0.80

% of Portfolio

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

  TOTAL RETURN            1 MONTH     3 MONTH      YTD      1 YEAR     INCEPTION
--------------------------------------------------------------------------------
Institutional Class (1)    0.24%       0.78%         --         --      1.64%+
--------------------------------------------------------------------------------
Class A(1)                 0.22%       0.73%      2.09%      2.75%      2.62%*
--------------------------------------------------------------------------------
Class S(1)                 0.20%       0.68%      1.94%         --      2.29%+
--------------------------------------------------------------------------------

     YIELDS                7 DAY      1 MONTH    3 MONTH      YTD       1 YEAR
--------------------------------------------------------------------------------
Institutional Class        3.30%       2.94%      3.15%         --         --
--------------------------------------------------------------------------------
Class A                    3.07%       2.71%      2.91%      2.79%      2.74%
--------------------------------------------------------------------------------
Class S                    2.86%       2.50%      2.71%      2.59%         --
--------------------------------------------------------------------------------

Past performance is no indication of future performance.

(1) Institutional, Class A and Class S shares commenced operations on April 3, 2000, June 21, 1999 and November 12, 1999, respectively.
*    Annualized since inception.
+    Cumulative inception to date.

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

--------------------------------------------------------------------------------
TOP FIVE SECTORS
--------------------------------------------------------------------------------

Bank LOC                        31.00

Foreign Bank LOC                29.00

TRAN's & RAN's                  11.00

State Multi-Family Housing      11.00

Hospital                         7.00

Other                           11.00

% of Portfolio

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              11

STATEMENT OF NET ASSETS
September 30, 2000

LARGE CAP GROWTH EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS (97.9%)
   AUTOMOTIVE (1.3%)
   Ford Motor                            6,118        $  155
   ITT Industries                        4,000           130
                                                      ------
     TOTAL AUTOMOTIVE                                    285
                                                      ======

   BANKS (1.5%)
   Citigroup                             6,400           346

   BEAUTY PRODUCTS (1.7%)
   Colgate-Palmolive                     3,600           170
   Procter & Gamble                      3,040           204
                                                      ------
     TOTAL BEAUTY PRODUCTS                               374
                                                      ======


   BUILDING & CONSTRUCTION (0.6%)
   Centex                                4,200           135

   COMMUNICATIONS EQUIPMENT (4.0%)
   Motorola                              5,400           152
   Nokia OYJ, Cl A, ADR                  7,900           314
   Nortel Networks                       7,000           417
                                                      ------
     TOTAL COMMUNICATIONS EQUIPMENT                      883
                                                      ======


   COMPUTERS & SERVICES (17.9%)
   Cisco Systems*                       20,950         1,157
   Compaq Computers                      9,800           270
   Dell Computer*                       14,165           436
   EMC*                                  9,220           914
   Gateway*                              4,200           196
   IBM                                   2,700           304
   Sapient*                              2,600           106
   Solectron*                            7,200           332
   Sun Microsystems*                     2,200           257
                                                      ------
     TOTAL COMPUTERS & SERVICES                        3,972
                                                      ======


   CONSUMER PRODUCTS (0.5%)
   Pennzoil-Quaker State                10,000           105

   DRUGS (15.2%)
   Abbott Laboratories                  10,995           523
   American Home Products                3,300           187
   Biogen*                               1,000            61
   Bristol-Myers Squibb                  4,915           281
   Eli Lilly                             4,830           392
   Johnson & Johnson                     3,495           328
   Merck                                10,355           771
   Pfizer                                9,008           405
   Schering-Plough                       9,440           439
                                                      ------
     TOTAL DRUGS                                       3,387
                                                      ======

--------------------------------------------------------------------------------
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES (1.7%)
   AES*                                  5,600         $ 384

   ELECTRICAL TECHNOLOGY (0.7%)
   Energizer Holdings*                   5,979           146

   ENTERTAINMENT (4.2%)
   Brunswick                             6,500           119
   Time Warner                           6,380           499
   Walt Disney                           8,200           314
                                                      ------
     TOTAL ENTERTAINMENT                                 932
                                                      ======

   FINANCIAL SERVICES (1.7%)
   MBNA                                 10,000           385

   FOOD, BEVERAGE & TOBACCO (2.6%)
   Ralston Purina Group                 17,940           425
   Unilever NV, ADR                      3,105           150
                                                      ------
     TOTAL FOOD, BEVERAGE & TOBACCO                      575
                                                      ======

   HOUSEHOLD PRODUCTS (5.8%)
   General Electric                     22,275         1,285

   INTERNET SERVICE PROVIDERS (1.9%)
   America Online*                       2,300           124
   Yahoo*                                3,200           291
                                                      ------
     TOTAL INTERNET SERVICE PROVIDERS                    415
                                                      ======

   MEDICAL PRODUCTS & SERVICES (2.0%)
   Guidant*                              3,900           276
   Medtronic                             3,070           159
                                                      ------
     TOTAL MEDICAL PRODUCTS & SERVICES                   435
                                                      ======

   METALS & MINING (0.5%)
   Freeport-McMoran Copper &
     Gold, Cl B*                        12,600           111

   PAPER & PAPER PRODUCTS (0.9%)
   Kimberly-Clark                        3,700           206

   PREPACKAGING SOFTWARE (9.4%)
   Adobe Systems                           800           124
   BMC Software*                         8,300           159
   Computer Associates International     5,410           136
   Microsoft*                           13,065           788
   Oracle*                              11,230           884
                                                      ------
     TOTAL PREPACKAGING SOFTWARE                       2,091
                                                      ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12                                   CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
September 30, 2000

LARGE CAP GROWTH EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
   PRINTING & PUBLISHING (1.3%)
   Viacom, ClB*                          5,100         $ 298

   PROFESSIONAL SERVICES (0.9%)
   Paychex                               3,755           197

   RETAIL (6.3%)
   Home Depot                            6,900           366
   Sears Roebuck                         5,300           172
   Wal-Mart Stores                      17,975           865
                                                      ------
     TOTAL RETAIL                                      1,403
                                                      ======

   SEMI-CONDUCTORS/INSTRUMENTS (8.1%)
   Applied Materials*                    3,520           209
   Intel                                18,950           788
   JDS Uniphase*                         3,200           303
   Maxim Integrated Products*            1,500           121
   Micron Technology*                    2,200           101
   Texas Instruments                     6,030           284
                                                      ------
     TOTAL SEMI-CONDUCTORS/INSTRUMENTS                 1,806
                                                      ======

   TELEPHONES & TELECOMMUNICATIONS (7.2%)
   Lucent Technologies                  13,965           427
   Qualcomm*                             2,900           207
   Qwest Communications International*   5,800           279
   SBC Communications                    3,947           197
   Tellabs*                              7,600           363
   WorldCom*                             4,500           137
                                                      ------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             1,610
                                                      ======
     TOTAL COMMON STOCKS
       (Cost $20,672)                                 21,766
                                                      ======
CASH EQUIVALENTS (2.1%)
   Fidelity Institutional Domestic
     Money Market Portfolio            342,974           343
   SEI Daily Income Trust Prime
     Obligation Fund                   121,576           121
                                                      ------
     TOTAL CASH EQUIVALENTS
     (Cost $464)                                         464
                                                      ======
     TOTAL INVESTMENTS (100.0%)
     (Cost $21,136)                                   22,230

     OTHER ASSETS AND LIABILITIES, NET (0.0%)              1
                                                      ======

--------------------------------------------------------------------------------
Description                                         Value (000)
--------------------------------------------------------------------------------

NET ASSETS:
   Portfolio Shares -- Institutional Class
     (unlimited authorization -- $0.01
     par value) based on 2,310,328
     outstanding shares of
     beneficial interest                             $20,505

   Portfolio Shares -- Class A (unlimited
     authorization -- $0.01 par value) based
     on 63,286 outstanding shares of
     beneficial interest                                 655

   Accumulated net realized loss
     on investments                                      (23)

   Net unrealized appreciation
     on investments                                    1,094
                                                     -------

   TOTAL NET ASSETS (100.0%)                          22,231
                                                     =======
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class            $9.37
                                                     -------

   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                        $9.35
                                                     -------

*Non-income producing security

ADR -- American Depository Receipt
Cl -- Class

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              13

STATEMENT OF NET ASSETS
September 30, 2000

LARGE CAP VALUE EQUITY FUND

--------------------------------------------------------------------------------
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS (97.9%)
   AEROSPACE & DEFENSE (0.9%)
   Boeing                                3,980        $  251

   AIR TRANSPORTATION (1.2%)
   Delta Air Lines                       4,500           200
   Southwest Airlines                    6,200           150
                                                      ------
     TOTAL AIR TRANSPORTATION                            350
                                                      ======
   AUTOMOTIVE (2.6%)
   Ford Motor                           10,384           263
   General Motors                        4,750           309
   ITT Industries                        6,900           224
                                                      ------
     TOTAL AUTOMOTIVE                                    796
                                                      ======
   BANKS (11.7%)
   Bank of America                       8,827           462
   Charter One Financial                 9,400           229
   Chase Manhattan                       8,250           381
   Citigroup                            17,000           919
   Comerica                              5,300           310
   FleetBoston Financial                 5,400           211
   State Street                          3,530           459
   Synovus Financial                    11,000           233
   Wells Fargo                           6,530           300
                                                      ------
     TOTAL BANKS                                       3,504
                                                      ======
   BEAUTY PRODUCTS (0.8%)
   Procter & Gamble                      3,800           255

   CHEMICALS (2.5%)
   Air Products & Chemicals              7,400           266
   Engelhard                            11,700           190
   Praxair                               4,800           179
   Sigma-Aldrich                         3,940           130
                                                      ------
     TOTAL CHEMICALS                                     765
                                                      ======
   COMPUTERS & SERVICES (2.9%)
   Compaq Computers                      7,600           210
   IBM                                   5,850           658
                                                      ------
     TOTAL COMPUTERS & SERVICES                          868
                                                      ======
   DRUGS (3.2%)
   Bristol-Myers Squibb                  7,175           410
   Merck                                 5,050           376
   Pfizer                                3,825           172
                                                      ------
     TOTAL DRUGS                                         958
                                                      ======

   ELECTRICAL SERVICES (3.4%)
   AES*                                  5,040           345
   FirstEnergy                           9,700           261
   Sempra Energy                         8,600           179
   TXU                                   6,300           250
                                                      ------
     TOTAL ELECTRICAL SERVICES                         1,035
                                                      ======

--------------------------------------------------------------------------------
Description                             Shares      Value (000)
--------------------------------------------------------------------------------

   FINANCIAL SERVICES (7.2%)
   Associates First Capital             10,890        $  414
   Capital One Financial                 2,900           203
   Countrywide Credit Industries         5,600           211
   Fannie Mae                            2,100           150
   Franklin Resources                    8,200           364
   Freddie Mac                           7,330           396
   MBNA                                 10,740           413
                                                      ------
     TOTAL FINANCIAL SERVICES                          2,151
                                                      ======

   FOOD, BEVERAGE & TOBACCO (5.8%)
   Adolph Coors, Cl B                    1,940           123
   Anheuser-Busch                       10,000           423
   Coca-Cola                             4,975           274
   Conagra Foods                        12,100           243
   Safeway*                              6,000           280
   Starbucks*                            5,900           236
   Unilever NV, ADR                      3,400           164
                                                      ------
     TOTAL FOOD, BEVERAGE & TOBACCO                    1,743
                                                      ======

   GAS/NATURAL GAS (1.9%)
   EL Paso Energy                        5,500           339
   Nicor                                 6,100           221
                                                      ------
     TOTAL GAS/NATURAL GAS                               560
                                                      ======

   HEALTHCARE SERVICES (0.2%)
   UnitedHealth Group                      730            72

   HOUSEHOLD PRODUCTS (4.8%)
   Clorox                                6,400           253
   General Electric                     18,000         1,038
   Illinois Tool Works                   2,700           151
                                                      ------
     TOTAL HOUSEHOLD PRODUCTS                          1,442
                                                      ======

   INSURANCE (6.4%)
   Allstate                             10,600           368
   American International Group          4,083           391
   Cigna                                 1,600           167
   Hartford Financial Services           4,800           350
   Lincoln National                     13,400           645
                                                      ------
     TOTAL INSURANCE                                   1,921
                                                      ======

   INVESTMENT BANKER/BROKER DEALER (3.9%)
   Goldman Sachs Group                   2,600           296
   JP Morgan                             3,150           515
   Merrill Lynch                         3,260           215
   Morgan Stanley Dean Witter            1,600           146
                                                      ------
     TOTAL INVESTMENT BANKER/BROKER DEALER             1,172
                                                      ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14                            CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
September 30, 2000

LARGE CAP VALUE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
   MARINE TRANSPORTATION (0.8%)
   Carnival, Cl A                       10,000        $  246

   OFFICE FURNITURE & FIXTURES (0.8%)
   Johnson Controls                      4,700           250

   OFFICE MACHINE (2.0%)
   Minnesota Mining & Manufacturing      6,540           596

   PAPER & PAPER PRODUCTS (1.1%)
   Georgia-Pacific Group                 6,200           146
   International Paper                   6,475           186
                                                      ------
     TOTAL PAPER & PAPER PRODUCTS                        332
                                                      ======

   PERSONAL CREDIT INSTITUTIONS (3.0%)
   American Express                     14,925           907

   PETROLEUM & FUEL PRODUCTS (2.8%)
   Anadarko Petroleum                    7,098           472
   Apache                                2,500           148
   Rowan*                                8,000           232
                                                      ------
     TOTAL PETROLEUM & FUEL PRODUCTS                     852
                                                      ======
   PETROLEUM REFINING (9.6%)
   Chevron                               4,800           409
   Enron                                 2,690           236
   Exxon Mobil                          16,130         1,438
   Phillips Petroleum                    3,500           220
   Texaco                                6,390           335
   USX-Marathon Group                    8,800           250
                                                      ------
     TOTAL PETROLEUM REFINING                          2,888
                                                      ======

   PREPACKAGING SOFTWARE (0.5%)
   Computer Associates International     5,625           142

   PRINTING & PUBLISHING (4.3%)
   Gannett                               4,025           213
   McGraw-Hill                           7,425           472
   Viacom, Cl B*                        10,605           620
                                                      ------
     TOTAL PRINTING & PUBLISHING                       1,305
                                                      ======

   RETAIL (3.7%)
   Circuit City Stores                   9,300           214
   McDonald's                            9,135           276
   Sears Roebuck                         8,700           282
   Target                               13,160           337
                                                      ------
     TOTAL RETAIL                                      1,109
                                                      ======

   SEMI-CONDUCTORS/INSTRUMENTS (1.5%)
   Intel                                11,150           463

--------------------------------------------------------------------------------
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS (8.4%)
   Alltel                                2,900       $   151
   BellSouth                             6,100           246
   CenturyTel                            8,300           226
   Qwest Communications International*  10,462           503
   SBC Communications                    9,300           465
   Sprint (FON Group)                    7,100           208
   Sprint (PCS Group)*                   3,000           105
   Verizon Communications               12,809           620
                                                      ------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             2,524
                                                      ======
     TOTAL COMMON STOCKS

       (Cost $19,250)                                 29,457
                                                      ======

CASH EQUIVALENTS (2.1%)
   Fidelity Institutional Domestic Money
     Market Portfolio                  477,491           478

   SEI Daily Income Trust Prime
     Obligation Fund                   164,602           165
                                                      ------
     TOTAL CASH EQUIVALENTS
       (Cost $643)                                       643
                                                      ======
     TOTAL INVESTMENTS (100.0%)
       (Cost $19,893)                                 30,100
     OTHER ASSETS AND LIABILITIES, NET (0.0%)            (24)
                                                      ======

NET ASSETS:
   Portfolio Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 2,922,419 outstanding
     shares of beneficial interest                    16,652
   Portfolio Shares -- Class A (unlimited
     authorization -- $0.01 par value)
     based on 72,904 outstanding shares of
     beneficial interest                                 740

   Accumulated net realized gain
     on investments                                    2,477

   Net unrealized appreciation
     on investments                                   10,207
                                                      ------
     TOTAL NET ASSETS (100.0%)                        30,076
                                                      ======
     Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class           $10.04
                                                      ======
     Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                       $10.04
                                                      ======

*Non-income producing security
ADR -- American Depository Receipt
Cl -- Class

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              15

STATEMENT OF NET ASSETS
September 30, 2000

HIGH YIELD BOND FUND

--------------------------------------------------------------------------------
Description                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS (87.4%)
   BROADCASTING, NEWSPAPERS & ADVERTISING (10.2%)
   Adelphia Communications, Ser B
     10.500%, 07/15/04                  $  100        $  100
   Century Communications
      8.750%, 10/01/07                     100            89
   Citadel Broadcasting
      9.250%, 11/15/08                     100            99
   Coaxial Communications
     10.000%, 08/15/06                     100            98
   CSC Holdings
      7.875%, 12/15/07                     100            99
   FrontierVision Holdings (B)
     10.980%, 09/15/07                     150           130
   Olympus Communications, Ser B
     10.625%, 11/15/06                     100            99
   Price Communications Wireless, Ser B
      9.125%, 12/15/06                     100           101
   Telewest Communications PLC
      9.625%, 10/01/06                     100            92
   Telewest Communications PLC (B)
      8.610%, 10/01/07                     150           144
   United International Holdings,
     Ser B (B) 10.900%, 02/15/08           100            68
                                                      ------
     TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING      1,119
                                                      ======

   BUILDING & CONSTRUCTION (2.6%)
   Brand Scaffold Services
     10.250%, 02/15/08                     200           180

   Dayton Superior
     13.000%, 06/15/09                     100           101
                                                      ------
     TOTAL BUILDING & CONSTRUCTION                       281
                                                      ======

   CHEMICALS (1.8%)
   Huntsman ICI Chemicals
     10.125%, 07/01/09                     200           196

   COMMUNICATIONS EQUIPMENT (1.5%)
   Cumulus Media
     10.375%, 07/01/08                     200           170

   COMPUTERS & SERVICES (1.7%)
   Diva Systems (B)
     17.710%, 03/01/08                     200            90

   Unisys
      7.875%, 04/01/08                     100            92
                                                      ------
     TOTAL COMPUTERS & SERVICES                          182
                                                      ======

   CONSUMER PRODUCTS (1.8%)
   Jostens, Senior Subordinated Note + 1
     Warrant to Buy 1.8890 Shares of
     Common Stock @ $0.01/Share (A)
     12.750%, 05/01/10                     100           103

--------------------------------------------------------------------------------
Description                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   Werner Holdings, Ser A
     10.000%, 11/15/07                  $  100         $  96
                                                      ------
     TOTAL CONSUMER PRODUCTS                             199
                                                      ======

   CONTAINERS & PACKAGING (1.7%)
   Huntsman Packaging (A)
     13.000%, 06/01/10                     100            89

   Norampac
      9.500%, 02/01/08                     100           101
                                                      ------
     TOTAL CONTAINERS & PACKAGING                        190
                                                      ======

   DRUGS (1.7%)
   ICN Pharmaceuticals, Ser B
      9.250%, 08/15/05                     100            98
   NBTY, Ser B
      8.625%, 09/15/07                     100            85
                                                      ------
     TOTAL DRUGS                                         183
                                                      ======

   ELECTRIC PRODUCTS (1.8%)
   Aavid Thermal Technology
     12.750%, 02/01/07                     100            94
   Flextronics International (A)
      9.875%, 07/01/10                     100           103
                                                      ------
     TOTAL ELECTRIC PRODUCTS                             197
                                                      ======

   ENTERTAINMENT (12.0%)
   Argosy Gaming
     10.750%, 06/01/09                     100           105
   Autotote (A)
     12.500%, 08/15/10                     100           101
   Boyd Gaming
      9.500%, 07/15/07                     250           234
   Hard Rock Hotel, Ser B
      9.250%, 04/01/05                     200           187
   HMH Properties, Ser B
      7.875%, 08/01/08                     100            92
   Horseshoe Gaming Holdings, Ser B
      8.625%, 05/15/09                     100            98
   Imax
      7.875%, 12/01/05                     150           136
   Mandalay Resort Group (A)
     10.250%, 08/01/07                     100           103
   MGM Grand Mirage
      9.750%, 06/01/07                     150           155
   Park Place Entertainment
      9.375%, 02/15/07                     100           101
                                                      ------
     TOTAL ENTERTAINMENT                               1,312
                                                      ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16                            CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
September 30, 2000

HIGH YIELD BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   FINANCIAL SERVICES-SPECIAL PURPOSE ACQUISITION (1.0%)
   DTI Holdings (B)
     17.500%, 03/01/08                  $  250        $  109

   FOOD, BEVERAGE & TOBACCO (5.7%)
   Aurora Foods, Ser B
      9.875%, 02/15/07                     100            79
   B&G Foods
      9.625%, 08/01/07                     100            72
   National Wine & Spirits
     10.125%, 01/15/09                     200           190
   Pantry
     10.250%, 10/15/07                     200           193
   Premier International Foods
     12.000%, 09/01/09                     100            83
                                                      ------
     TOTAL FOOD, BEVERAGE & TOBACCO                      617
                                                      ======

   GARDEN PRODUCTS (0.9%)
   Scotts (A)
      8.625%, 01/15/09                     100            98

   MEDICAL PRODUCTS & SERVICES (1.0%)
   Tenet Healthcare (A)
      9.250%, 09/01/10                     100           104

   METALS (2.0%)
   Algoma Steel
     12.375%, 07/15/05                     100            71
   National Steel, Ser D
      9.875%, 03/01/09                     100            59
   Oxford Automotive, Ser D
     10.125%, 06/15/07                     100            88
                                                      ------
     TOTAL METALS                                        218
                                                      ======

   PAPER & PAPER PRODUCTS (2.5%)
   Four M, Ser B
     12.000%, 06/01/06                     100            95
   Riverwood International
     10.875%, 04/01/08                     200           183
                                                      ------
     TOTAL PAPER & PAPER PRODUCTS                        278
                                                      ======

   PETROLEUM & FUEL PRODUCTS (7.0%)
   Canadian Forest Oil
      8.750%, 09/15/07                     100            97
   Chesapeake Energy, Ser B
      9.625%, 05/01/05                     100            99
   Cliffs Drilling, Ser B
     10.250%, 05/15/03                     100           103
   Contour Energy (Kelly Oil & Gas)
     14.000%, 04/15/03                     100           104
   Ocean Energy, Ser B
      8.875%, 07/15/07                     100           102

--------------------------------------------------------------------------------
Description                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   Plains Resources, Ser D
     10.250%, 03/15/06                  $  100        $  102
   Pride Petroleum Services International
      9.375%, 05/01/07                     150           153
                                                      ------
     TOTAL PETROLEUM & FUEL PRODUCTS                     760
                                                      ======

   PRINTING & PUBLISHING (3.1%)
   Jordan Industries, Ser B
     10.375%, 08/01/07                     200           188
   Ziff Davis Media (A)
     12.000%, 07/15/10                     150           149
                                                      ------
     TOTAL PRINTING & PUBLISHING                         337
                                                      ======

   PROFESSIONAL SERVICES (0.9%)
   Trico Marine Service, Ser G
      8.500%, 08/01/05                     100            96

   RETAIL (2.6%)
   AFC Enterprises
     10.250%, 05/15/07                     100           101
   CKE Restaurants
      9.125%, 05/01/09                     200           120
   Pep Boys, MTN, Ser A
      6.710%, 11/03/04                     100            65
                                                      ------
     TOTAL RETAIL                                        286
                                                      ======

   TELEPHONES & TELECOMMUNICATIONS (19.9%)
   GCI
      9.750%, 08/01/07                     100            93
   GT Group Telecom (B)
     13.250%, 02/01/10                     200            86
   Hyperion Telecommunication, Ser B (B)
     10.860%, 04/15/03                     100            83
   Insight Midwest
      9.750%, 10/01/09                     250           252
   Metromedia Fiber Network
     10.000%, 12/15/09                     100            94
   Nextel Communications (B)
     10.940%, 09/15/07                     250           205
   Nextel Partners (B)
     12.280%, 02/01/09                     130            92
   Qwest Communications (B)
     8.460%, 10/15/07                      100            87
   Telecorp PCS (A)
     10.625%, 07/15/10                     100           101
   Telecorp PCS (B)
     11.630%, 04/15/09                     200           136
   Teligent, Ser B (B)
     13.160%, 03/01/08                     200            52
   Tritel PCS (B)
     11.770%, 05/15/09                     250           169
   Triton PCS (B)
      9.780%, 05/01/08                     200           150

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              17

STATEMENT OF NET ASSETS
September 30, 2000

HIGH YIELD BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description               Shares/Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   Voicestream Wireless
     10.375%, 11/15/09                  $  250        $  270
   Williams Communications Group
     10.875%, 10/01/09                     200           183
   Winstar Communications (A)
     12.750%, 04/15/10                     100            73
   Winstar Communications (A) (B)
     13.820%, 04/15/10                     149            48
                                                      ------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             2,174
                                                      ======

   TEXTILES (0.6%)
   Galey & Lord
      9.125%, 03/01/08                     100            64

   UTILITIES (2.6%)
   AES
      9.375%, 09/15/10                     100           102
   Calpine
      7.625%, 04/15/06                     100            97
   CMS Energy
      7.500%, 01/15/09                     100            90
                                                      ------
     TOTAL UTILITIES                                     289
                                                      ======

   WASTE DISPOSAL (0.8%)
   Allied Waste N.A. Ser B
     10.000%, 08/01/09                     100            87
                                                      ------
     TOTAL CORPORATE BONDS
       (Cost $9,825)                                   9,546
                                                      ------

CONVERTIBLE BONDS (2.2%)
   Key Energy Group, Convertible
     to 25.9740 Shares
      5.000%, 09/15/04                     300           246
                                                      ------
     TOTAL CONVERTIBLE BONDS
       (Cost $234)                                       246
                                                      ======

WARRANTS (1.2%)
   Aavid Thermal Technology,
     Expires 02/01/07*                     100             1
   Dayton Superior, Expires 06/15/09 (A)*  100             2
   Diva Systems, Expires 01/01/10 (A)*     200           110
   Diva Systems, Expires 03/01/08 (A)*     600            --
   DTI Holdings, Expires 03/01/08 (A)*   1,250            --
   GT Group Telecom,
     Expires 02/01/10 (A)*                 200            16
   Huntsman Packaging,
     Expires 06/01/10 (A)*                 100            --
                                                      ------
     TOTAL WARRANTS
       (Cost $89)                                        129
                                                      ======

--------------------------------------------------------------------------------
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (7.3%)
   Fidelity Institutional Domestic Money
     Market Portfolio                  374,669        $  375
   SEI Daily Income Trust Prime
     Obligation Fund                   417,495           417
                                                      ------
     TOTAL CASH EQUIVALENTS
       (Cost $792)                                       792
                                                      ------
     TOTAL INVESTMENTS (98.1%)
       (Cost $10,940)                                 10,713

     OTHER ASSETS AND LIABILITIES, NET (1.9%)            207
                                                      ======

NET ASSETS:
   Portfolio Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 1,011,487 outstanding
     shares of beneficial interest                    10,072
   Portfolio Shares -- Class A (unlimited
     authorization -- $0.01 par value)
     based on 106,828 outstanding shares
     of beneficial interest                            1,070
   Accumulated net realized gain
     on investments                                        5
   Net unrealized depreciation on investments           (227)
                                                      ------

     TOTAL NET ASSETS (100.0%)                        10,920
                                                      ======
     Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class            $9.76
                                                      ======

     Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                        $9.76
                                                      ======

*Non-income producing security
MTN -- Medium Term Note
N.A. -- North America
Ser -- Series
PLC -- Public Limited Company

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
(B) Step bond -- The rate reflected on the Statement of Net Assets is the effective yield on September 30, 2000. The coupon on a step bond changes on a specific date.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18                            CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
September 30, 2000

CORPORATE BOND FUND

--------------------------------------------------------------------------------
Description                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (6.5%)
   U.S. Treasury Notes
     6.000%, 08/15/09                   $1,500        $1,506
                                                      ------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $1,483)                                   1,506
                                                      ======

CORPORATE BONDS (83.9%)
   AIR TRANSPORTATION (1.9%)
   Federal Express, Ser A2
     7.890%, 09/23/08                      449           446

   AUTOMOTIVE (2.1%)
   Daimler Chrysler
     7.200%, 09/01/09                      500           488

   BANKS (15.8%)
   Banc One
     6.400%, 08/01/02                      600           595
   Bank of America
     7.125%, 05/01/06                      100           100
     7.125%, 03/01/09                      600           591
   Chase Manhattan Bank
     7.125%, 02/01/07                      500           499
     7.000%, 06/01/05                      200           199
   Deutsche Bank
     7.500%, 04/25/09                      500           501
   First Union National Bank
     7.125%, 10/15/06                      100            98
     7.100%, 08/15/04                      600           597
   Norwest
     6.500%, 06/01/05                      125           122
   Shawmut Bank
     8.625%, 02/15/05                      100           106
   Wells Fargo
     7.250%, 08/24/05                      250           253
                                                      ------
     TOTAL BANKS                                       3,661
                                                      ======

   CHEMICALS (0.8%)
   Praxair
     6.625%, 10/15/07                      200           184

   ELECTRIC PRODUCTS (0.4%)
   Emerson Electric
     6.300%, 11/01/05                      100            98

   ELECTRICAL SERVICES (8.8%)
   Con Edison, Ser 92B
     7.625%, 03/01/04                      100           102
   Florida Power
     6.000%, 07/01/03                      250           245
   Georgia Power
     6.350%, 08/01/03                      100            98
   Iowa Electric Light & Power
     6.000%, 10/01/08                      200           184

--------------------------------------------------------------------------------
Description                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   Otter Tail Power
     7.250%, 08/01/02                   $  186        $  187
   Pacific Gas & Electric
     6.250%, 08/01/03                      200           194
   Potomac Electric Power
     5.625%, 10/15/03                      150           145
   Public Service Electric & Gas,
     Ser 93C 6.125%, 08/01/02              300           296
   Southern California Edison Electric
     5.875%, 09/01/04                      300           286
   Southern California Edison Electric,
     Ser 93J
     5.625%, 10/01/02                      100            97
   Tampa Electric
     6.125%, 05/01/03                      100            98
   Wisconsin Power & Light
     7.600%, 07/01/05                      100           103
                                                      ------
     TOTAL ELECTRICAL SERVICES                         2,035
                                                      ======

   ENTERTAINMENT (0.4%)
   Walt Disney
     6.750%, 03/30/06                      100           100

   FINANCIAL SERVICES (12.3%)
   Associates N.A.
     5.800%, 04/20/04                      500           482
   Cit Group Holdings
     7.125%, 10/15/04                      600           598
   Countrywide Funding
     8.250%, 07/15/02                       60            61
   Countrywide Funding, Ser D, MTN
     6.280%, 01/15/03                      100            98
   General Electric Capital, Ser A, MTN
     6.650%, 09/03/02                      500           499
   Norwest Financial
     6.125%, 08/01/03                      200           196
     6.000%, 02/01/04                      100            97
   Texaco Capital
     8.625%, 06/30/10                      200           220
   Washington Mutual Financial
     7.250%, 06/15/06                      600           592
                                                      ------
     TOTAL FINANCIAL SERVICES                          2,843
                                                      ======

   FOOD, BEVERAGE & TOBACCO (0.4%)
   Campbell Soup
     5.625%, 09/15/03                      100            97

   GAS/NATURAL GAS (3.1%)
   Enron
     6.725%, 11/17/08                      775           726

   INSURANCE (1.7%)
   Aetna Services
     6.375%, 08/15/03                      150           147

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              19

STATEMENT OF NET ASSETS
September 30, 2000

CORPORATE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   American General
     6.250%, 03/15/03                   $  250        $  246
                                                      ------
     TOTAL INSURANCE                                     393
                                                      ======

   INVESTMENT BANKER/BROKER DEALER (2.1%)
   JP Morgan
     6.250%, 12/15/05                      150           145
   Merrill Lynch
     7.375%, 05/15/06                      100           101
   Morgan Stanley Dean Witter
     6.375%, 12/15/03                      100            98
   Morgan Stanley Dean Witter, Ser I, MTN
     7.760%, 06/22/04                      130           134
                                                      ------
     TOTAL INVESTMENT BANKER/BROKER DEALER               478
                                                      ======

   LEASING & RENTING (1.7%)
   International Lease Finance
     6.375%, 08/01/02                      400           397

   MACHINERY (2.9%)
   Caterpillar
     9.000%, 04/15/06                      620           670

   MEDICAL PRODUCTS & SERVICES (1.5%)
   Baxter International
     7.125%, 02/01/07                      150           147
   Warner-Lambert
     6.625%, 09/15/02                      200           200
                                                      ------
     TOTAL MEDICAL PRODUCTS & SERVICES                   347
                                                      ======

   METAL &ALUMINUM (1.7%)
   Alcoa
     5.750%, 02/01/01                      400           398

   PERSONAL CREDIT INSTITUTIONS (4.5%)
   Ford Motor Credit
     7.875%, 06/15/10                      250           253
     6.750%, 05/15/05                      100            98
     6.625%, 06/30/03                      100            99
     6.375%, 12/15/05                      100            96
   General Motors Capital, MTN
     6.500%, 10/18/02                      500           496
                                                      ------
      TOTAL PERSONAL CREDIT INSTITUTIONS               1,042
                                                      ======

   PETROLEUM & FUEL PRODUCTS (3.9%)
   Shell Oil
     6.700%, 08/15/02                      100           101
   Union Oil of California, Ser C, MTN
     7.900%, 04/18/08                      800           808
                                                      ------
     TOTAL PETROLEUM & FUEL PRODUCTS                     909
                                                      ======

--------------------------------------------------------------------------------
Description                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   RAILROADS (1.3%)
   Union Pacific
     6.125%, 01/15/04                    $ 300        $  289

   RETAIL (4.7%)
   Gap
     6.900%, 09/15/07                      200           189
   Sears Roebuck Acceptance
     6.700%, 11/15/06                      100            96
   Wal-Mart Stores
     6.550%, 08/10/04                      500           499
     6.375%, 03/01/03                      150           149
     5.875%, 10/15/05                      150           145
                                                      ------
     TOTAL RETAIL                                      1,078
                                                      ======

   TELEPHONES & TELECOMMUNICATIONS (11.9%)
   AT&T
     7.000%, 05/15/05                      100           100
     6.000%, 03/15/09                      125           112
     5.625%, 03/15/04                      150           143
   Bell Atlantic of New Jersey
     5.875%, 02/01/04                      100            96
   Bell Telephone of Pennsylvania
     6.125%, 03/15/03                      100            99
     4.750%, 05/01/01                      100            99
   BellSouth Telecommunications
     6.375%, 06/15/04                      100            99
     6.250%, 05/15/03                      300           295
   Carolina Telephone & Telegraph
     6.125%, 05/01/03                      250           245
   Chesapeake & Potomac Telephone
     of Maryland
     6.000%, 05/01/03                      200           196
   GTE Florida, Ser D
     6.250%, 11/15/05                      200           193
   New York Telephone
     6.500%, 03/01/05                      250           244
     5.625%, 11/01/03                      100            96
   Pacific Bell Telephone
     6.250%, 03/01/05                      200           195
   U.S. West Communications
     6.125%, 11/15/05                      350           332
   United Telephone of Florida, Ser EE
     6.250%, 05/15/03                      100            98
   United Telephone of Ohio, Ser BB
     6.625%, 10/01/02                      100            99
                                                      ------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             2,741
                                                      ======
     TOTAL CORPORATE BONDS
       (Cost $19,435)                                 19,420
                                                      ======
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20                            CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
September 30, 2000

CORPORATE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description               Shares/Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.5%)
   FHLMC REMIC, Ser 2068, Cl CA
     6.500%, 03/15/26                    $  48        $   47
   FNMA
     7.250%, 01/15/10                    1,000         1,031
   FNMA MTN
     6.000%, 07/17/01                      425           423
                                                      ------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $1,480)                                   1,501
                                                      ======

YANKEE BONDS (1.7%)
   Nova Scotia
     9.375%, 07/15/02                      134           140
   Ontario
     6.000%, 02/21/06                      250           241
                                                      ------
     TOTAL YANKEE BONDS
       (Cost $377)                                       381
                                                      ======

CASH EQUIVALENTS (2.2%)
   Fidelity Institutional Domestic
     Money Market Portfolio            345,073           345
   SEI Daily Income Trust Prime
     Obligation Fund                   161,596           162
                                                      ------
     TOTAL CASH EQUIVALENTS
       (Cost $507)                                       507
                                                      ======
     TOTAL INVESTMENTS (100.8%)
       (Cost $23,282)                                 23,315

     OTHER ASSETS AND LIABILITIES, NET (0.8%)           (180)
                                                      ======

--------------------------------------------------------------------------------
Description                                         Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 2,240,818
     outstanding shares of beneficial interest       $22,686
   Portfolio Shares -- Class A (unlimited
     authorization -- $0.01 par value)
     based on 41,849 outstanding shares
     of beneficial interest                              422
   Accumulated net realized loss
     on investments                                       (6)
   Net unrealized appreciation on investments             33
                                                      ------
     TOTAL NET ASSETS (100.0%)                        23,135
                                                      ======
     Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class           $10.14
                                                      ======
     Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                       $10.13
                                                      ======

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
N.A. -- North America
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series


                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              21

STATEMENT OF NET ASSETS
September 30, 2000

GOVERNMENT BOND FUND

--------------------------------------------------------------------------------
Description                      Face Amount (000)  Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (31.9%)
   U.S. Treasury Notes
     6.625%, 03/31/02                   $  400         $ 403
     6.625%, 04/30/02                      100           101
     6.500%, 10/15/06                      150           154
     6.250%, 08/31/02                       50            50
     6.250%, 02/15/03                      225           226
     6.250%, 02/15/07                      200           203
     6.125%, 08/15/07                      200           202
     6.000%, 08/15/09                    1,750         1,757
     5.750%, 08/15/03                      425           423
     5.500%, 02/15/08                       80            78
                                                      ------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $3,573)                                   3,597
                                                      ======

U.S. GOVERNMENT AGENCY OBLIGATIONS (65.5%)
   FFCB
     6.100%, 11/19/01                      150           149
   FHLB
     6.910%, 12/28/04                      200           199
     6.575%, 07/19/02                      500           498
     6.500%, 04/25/03                      100            99
     6.430%, 07/19/04                    1,000           987
     6.250%, 07/12/02                      500           496
     6.125%, 03/22/06                      250           241
     5.820%, 08/20/01                      300           298
     5.810%, 03/26/09                      400           374
     5.760%, 09/18/02                      250           246
     5.530%, 04/12/02                      400           394
     5.480%, 04/09/02                      400           394
     5.440%, 03/01/02                      150           148
     5.290%, 01/11/02                      250           246
   FHLMC
     7.010%, 07/13/06                      500           493
     6.175%, 03/08/04                      250           245
     6.120%, 01/21/03                      600           593
     5.560%, 12/30/02                      200           196
     4.750%, 12/14/01                      335           329
   FNMA
     7.000%, 03/25/20                       15            15
     7.000%, 01/25/21                       58            58
     7.000%, 03/25/21                       27            27
     6.700%, 05/06/02                       75            75
   FNMA MTN
     6.420%, 07/14/08                      620           594
                                                      ------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $7,498)                                   7,394
                                                      ======

--------------------------------------------------------------------------------
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (1.8%)
   Fidelity Institutional Domestic Money
     Market Portfolio                  153,049       $   153
   SEI Daily Income Trust Prime
     Obligation Fund                    50,238            50
                                                      ------
     TOTAL CASH EQUIVALENTS
       (Cost $203)                                       203
                                                      ======
     TOTAL INVESTMENTS (99.2%)
       (Cost $11,274)                                 11,194

     OTHER ASSETS AND LIABILITIES, NET (0.8%)             88
                                                      ======

NET ASSETS:
   Portfolio Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 1,104,996 outstanding
     shares of beneficial interest                    11,441
   Portfolio Shares -- Class A (unlimited
     authorization -- $0.01 par value)
     based on 4,845 outstanding shares
     of beneficial interest                               49
   Accumulated net realized loss
     on investments                                     (128)
   Net unrealized depreciation
     on investments                                      (80)
                                                      ------
     TOTAL NET ASSETS (100.0%)                        11,282
                                                      ======
     Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class           $10.17
                                                      ======
     Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                       $10.16
                                                      ======

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22                            CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
September 30, 2000

CALIFORNIA TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------
Description                      Face Amount (000)  Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (98.3%)
   CALIFORNIA (76.4%)
   Anaheim, Convention Center Project,
     COP, MBIA Callable 08/01/02 @ 102
     5.800%, 08/01/03                     $200        $  206
   Berkeley, Ser C, GO, MBIA
     Callable 09/01/05 @ 102
     5.000%, 09/01/10                       95            97
   Berkeley, Unified School District,
     GO, FGIC
     4.375%, 08/01/01                      250           251
   Beverly Hills, Unified School District
     Authority, Ser B, GO
     Callable 06/01/08 @ 101
     4.700%, 06/01/13                       50            49
   California State, Department of Water
     Reserve Project, Ser J, RB
     5.500%, 12/01/01                      100           102
   California State, Department of Water
     Reserve Project, Ser L, RB
     Callable 06/01/03 @ 101.50
     5.200%, 12/01/06                      175           180
   California State, Educational Facilities
     Authority, Pomona College Project,
     RB Callable 02/15/02 @ 102
     6.125%, 02/15/08                      200           209
   California State, Educational Facilities
     Authority, Stanford University Project,
     Ser P, RB
     5.250%, 12/01/13                      375           393
   California State, GO
     Callable 06/01/00 @ 100
     5.000%, 06/01/11                      400           410
   California, Health Facilities Financial
     Authority, Catholic Healthcare West
     Project, Ser A, RB, MBIA
     4.125%, 07/01/02                      140           140
   Contra Costa, Water District Authority,
     Ser G, RB, MBIA
     Callable 10/01/04 @ 102
     5.700%, 10/01/06                      100           107
   Delta Diablo, Sanitation District
     Authority, Wastewater Facilities
     Expansion Project, RB, MBIA
     Callable 12/01/02 @ 102
     6.100%, 12/01/02                      125           130
   East Bay, Municipal Utilities District
     Authority, Wastewater Treatment
     System, RB, AMBAC
     Pre-Refunded @ 102 (A)
     6.200%, 06/01/04                      150           157
   East Bay, Municipal Utilities District
     Authority, Wastewater Treatment
     System, RB, FGIC
     4.200%, 06/01/02                       75            75

--------------------------------------------------------------------------------
Description                      Face Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Long Beach, Water District Authority,
     Ser A, RB, MBIA
     4.150%, 05/01/03                     $100        $  100
   Los Angeles County, Public Works
     Finance Authority, Capital Construction
     Project, RB Callable 03/01/03 @ 102
     4.900%, 03/01/05                      100           102
   Los Angeles, Harbour Development
     Project, Ser C, RB
     Callable 11/01/06 @ 101
     5.125%, 11/01/11                      180           186
   Los Angeles, Parking Project,
     Ser A, RB, AMBAC
     4.100%, 05/01/08                      100            97
   Los Angeles, Ser A, GO, FGIC
     5.250%, 09/01/11                      250           263
   Los Angeles, Ser C, GO
     4.600%, 09/01/03                      200           202
   Los Angeles, State Building Authority,
     Ser A, RB, MBIA
     5.625%, 05/01/11                      350           379
   Metropolitan Water District, Southern
     California Waterworks Authority, RB
     Pre-Refunded @ 102 (A)
     6.500%, 07/01/03                      100           104
   Modesto, Irrigation District Authority,
     Domestic Water Project, Ser D, RB,
     AMBAC Callable 09/01/08 @ 101
     5.000%, 09/01/12                      100           102
   Mountain View, Capital Improvement
     Authority, City Hall/Community
     Theatre Project, RB, MBIA
     6.000%, 08/01/01                      100           102
   Oak Park, Unified School District, GO,
     AMBAC Pre-Refunded @ 102 (A)
     6.000%, 05/01/04                      100           105
   Orange County, Local Transportation
     Sales Tax Authority, Ser A, RB
     5.250%, 02/15/05                      300           311
   Orange County, Recovery Authority,
     Ser A, COP
     6.000%, 07/01/06                      250           271
   Orange County, Water District Authority,
     Ser A, COP
     4.800%, 08/15/01                      100           101
   Palm Desert, Financing Authority,
     Area 1-A Project, TA, MBIA
     6.000%, 04/01/01                       20            20
   Palm Desert, Financing Authority,
     Area 1-A Project, TA, MBIA (B)
     6.000%, 04/01/01                       80            81
   Pasadena, Water District Authority, RB
     Callable 07/01/03 @ 102
     6.000%, 07/01/13                      100           105

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              23

STATEMENT OF NET ASSETS
September 30, 2000

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                      Face Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Pomona, Unified School District
     Authority, GO Callable 08/01/01
     @ 103
     6.150%, 08/01/15                     $400        $  450
   Rancho Mirage, Joint Powers
     Authority, Eisenhower Memorial
     Hospital Project, COP
     Pre-Refunded @ 102 (A)
     7.000%, 03/01/22                      350           370
   Sacramento County, Sanitation
     District, RB (B)
     4.300%, 12/01/00                       75            75
   Sacramento, Municipal Utilities
     District, Ser D, RB, FSA
     5.000%, 11/15/02                       50            51
   Sacramento, Municipal Utilities
     District, Ser I, RB, MBIA
     Callable 01/01/04 @ 102
     5.500%, 01/01/05                      100           105
   Sacramento, Municipal Utilities
     District, Ser Z, RB, FGIC Callable
     07/01/01 @ 102
     6.250%, 07/01/04                      100           104
   San Bernardino County, Ser A,
     TRAN, MBIA
     4.875%, 03/01/03                      170           173
   San Diego County, Water District
     Authority, Ser A, COP
     Pre-Refunded @ 102 (A)
     6.300%, 05/01/05                      200           207
   San Diego, Community College Project,
     COP, MBIA Callable 12/01/01 @ 102
     6.400%, 12/01/02                      200           209
   San Francisco City & County, Airport
     Common International Project,
     Ser 15B, RB, FSA
     Callable 01/01/08 @ 102
     4.600%, 05/01/13                      100            98
   San Francisco City & County, GO,
     MBIA Callable 06/15/01 @ 102
     5.250%, 06/15/06                       80            82
   San Jose, Redevelopment Agency,
     Merged Area Project, Ser A, TA, MBIA
     Callable 08/01/00 @ 102 (B)
     6.000%, 08/01/01                      100           101
   San Mateo County, Transportation
     Authority, Ser A, RB, MBIA
     4.100%, 06/01/03                      100           100
   Santa Barbara, Municipal Improvement
     Program, COP, AMBAC
     Callable 08/01/02 @ 102
     5.400%, 08/01/03                      100           103
   Santa Barbara, Redevelopment Agency,
     Central City Project, Ser A, TA,
     AMBAC 4.750%, 03/01/04                100           102
   Sonoma County, Detention Facilities
     Improvement Program, COP, AMBAC
     4.500%, 11/15/03                      200           202

--------------------------------------------------------------------------------
Description                      Face Amount (000)  Value (000)
--------------------------------------------------------------------------------
   South Coast, Water District Authority,
     GO, AMBAC
     Callable 07/01/01 @ 100.375
     6.400%, 07/01/04                     $175       $   178
   South Coast, Water District Authority,
     GO, AMBAC Callable 07/01/01 @ 100.5
     6.500%, 07/01/05                      100           102
   South Orange County, Public Financing
     Authority, Foothill Area Project,
     Ser C, RB, FGIC
     5.125%, 08/15/02                      100           102
   Stanislaus County, Capital Improvement
     Project, Ser A, COP, MBIA
     4.625%, 05/01/03                      100           101
   Turlock, Irrigation District Authority,
     Ser A, RB, MBIA
     Callable 07/01/02 @ 102
     6.000%, 01/01/03                      100           104
   University of California, Medical
     Center Project, RB, AMBAC
     Callable 07/01/06 @ 101
     5.750%, 07/01/13                      500           526
   Upland, Water Systems Project, COP,
     FGIC Callable 08/01/02 @ 102
     6.300%, 08/01/04                      100           106
                                                      ------
     TOTAL CALIFORNIA                                  8,888
                                                      ======

   COLORADO (4.1%)
   West Glenn, Metropolitan District
     Authority, GO Pre-Refunded @ 100 (A)
     6.250%, 12/01/08                      450           474

   ILLINOIS (3.6%)
   Illinois State, Toll Highway Authority,
     Highway Priority Project, Ser A, RB
     Pre-Refunded @ 102 (A)
     6.375%, 01/01/15                      400           422

   PUERTO RICO (9.8%)
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser X, RB, MBIA
     5.100%, 07/01/03                      600           613
   Puerto Rico, Electric Power Authority
     Power Project, Ser D, RB, FSA
     5.000%, 07/01/05                      200           206
   Puerto Rico, Public Buildings Authority,
     Ser K, RB Pre-Refunded @ 101 (A)
     6.875%, 07/01/12                      300           318
                                                      ------
     TOTAL PUERTO RICO                                 1,137
                                                      ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24                            CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
September 30, 2000

CALIFORNIA TAX EXEMPT BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                      Face Amount (000)  Value (000)
--------------------------------------------------------------------------------
   TEXAS (4.4%)
   United, Independent School District
     Authority, GO Callable 08/15/12 @ 100
     5.625%, 08/15/13                     $500        $  517
                                                      ------
     TOTAL MUNICIPAL BONDS
       (Cost $11,289)                                 11,438
                                                      ======

CASH EQUIVALENT (0.2%)
   SEI Tax Exempt Trust California
     Tax Exempt Fund                    24,928            25
                                                      ------
     TOTAL CASH EQUIVALENT
       (Cost $25)                                         25
                                                      ======
     TOTAL INVESTMENTS (98.5%)
       (Cost $11,314)                                 11,463

     OTHER ASSETS AND LIABILITIES, NET (1.5%)            176
                                                      ======

NET ASSETS:
   Portfolio Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 1,139,154 outstanding
     shares of beneficial interest                    11,469
   Portfolio Shares -- Class A (unlimited
     authorization -- $0.01 par value)
     based on 112 outstanding shares
     of beneficial interest                                1
   Undistributed net investment income                     1
   Accumulated net realized gain
     on investments                                       19
   Net unrealized appreciation on investments            149
                                                      ------
     TOTAL NET ASSETS (100.0%)                        11,639
                                                      ======
     Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class           $10.22
                                                      ======
     Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                       $10.22
                                                      ======

(A) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(B) Security is escrowed to maturity.
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TRAN -- Tax & Revenue Anticipation Note


                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              25

STATEMENT OF NET ASSETS
September 30, 2000

PRIME MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (82.7%)
   AUTOMOTIVE (2.7%)
   Daimler Chrysler
     6.460%, 10/12/00                  $11,000     $  11,000
     6.500%, 12/13/00                    3,175         3,133
                                                      ------
      TOTAL AUTOMOTIVE                                14,133
                                                      ======

   BANKS (6.2%)
   Halifax PLC
     6.460%, 11/13/00                   18,000        17,861
   US Bancorp
     6.700%, 01/12/01                   15,000        15,000
                                                      ------
     TOTAL BANKS                                      32,861
                                                      ======

   CHEMICAL DIVERSIFIED (2.8%)
   E.I. du Pont de Nemours
     6.480%, 10/02/00                    5,000         4,999
     6.490%, 10/04/00                   10,000         9,995
                                                      ------
      TOTAL CHEMICAL DIVERSIFIED                      14,994
                                                      ======

   CONSULTING SERVICES (0.8%)
   Comdisco, MTN
     6.450%, 11/13/00                    2,000         1,998
     5.750%, 02/15/01                    2,000         1,987
                                                      ------
     TOTAL CONSULTING SERVICES                         3,985
                                                      ======

   COMMUNICATION EQUIPMENT (2.1%)
   Motorola
     6.470%, 11/28/00                   11,000        10,885

   COMPUTER LEASING &ELECTRONICS (2.4%)
   Hitachi
     6.480%, 12/18/00                   13,000        12,817

   ELECTRICAL SERVICES (1.9%)
   Baltimore Gas & Electric
     6.500%, 10/04/00                   10,000         9,995

   ENGINEERING SERVICES (3.4%)
   Fluor
     6.510%, 10/05/00                    7,000         6,995
     6.510%, 10/11/00                   11,000        10,980
                                                      ------
      TOTAL ENGINEERING SERVICES                      17,975
                                                      ======

   FINANCIAL SERVICES (10.1%)
   Eagle Funding
     6.500%, 10/19/00                   15,000        14,951
   General Electric Capital
     6.651%, 01/17/01                    5,000         5,000
     6.700%, 01/23/01                   15,000        15,000
   Giro Multi Funding
     6.520%, 10/04/00                    5,000         4,997
     6.500%, 11/22/00                   13,000        12,878
                                                      ------
     TOTAL FINANCIAL SERVICES                         52,826
                                                      ======

--------------------------------------------------------------------------------
Description                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO (1.9%)
   Unilever NV
     6.500%, 10/23/00                  $10,000     $   9,960

   GAS/NATURAL GAS (2.5%)
   Enron Funding
     6.520%, 10/06/00                   13,200        13,188

   HOUSEHOLD PRODUCTS (1.9%)
   Gillette
     6.460%, 10/06/00                   10,000         9,991

   INSURANCE (8.6%)
   American General Finance
     6.587%, 11/15/00                   15,000        15,000
   Met Life Funding
     6.470%, 10/12/00                   15,000        14,970
   Prudential Funding
     6.511%, 10/05/00                   15,000        15,000
                                                      ------
     TOTAL INSURANCE                                  44,970
                                                      ======

   INVESTMENT BANKER/BROKER DEALER (7.3%)
   Bear Stearns
     6.550%, 01/05/01                    5,000         4,913
   Goldman Sachs
     6.520%, 01/19/01                    5,000         4,900
     6.510%, 02/16/01                   15,000        14,626
   Merrill Lynch
     6.540%, 10/03/00                    4,000         3,999
   Salomon Smith Barney Holdings
     6.490%, 11/01/00                   10,000         9,944
                                                      ------
     TOTAL INVESTMENT BANKER/BROKER DEALER            38,382
                                                      ======

   LEISURE PRODUCTS (2.9%)
   Nike
     6.480%, 10/10/00                    5,600         5,591
     6.470%, 11/14/00                    9,800         9,723
                                                      ------
     TOTAL LEISURE PRODUCTS                           15,314
                                                      ======

   MACHINERY (1.0%)
   Grainger
     6.500%, 10/05/00                    5,000         4,996

   PERSONAL CREDIT INSTITUTIONS (8.0%)
   American Express
     6.527%, 11/06/00                   19,000        19,000
   Ford Motor Credit
     6.530%, 10/17/00                    8,000         8,000

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26                            CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
September 30, 2000

PRIME MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   General Motors Acceptance
     6.619%, 10/06/00                  $ 8,000       $ 8,000
     6.655%, 10/10/00                    7,000         7,000
                                                     -------
     TOTAL PERSONAL CREDIT INSTITUTIONS               42,000
                                                     =======

   PETROLEUM & FUEL PRODUCTS (3.4%)
   Texaco
     6.470%, 10/19/00                   18,000        18,000

   PRINTING & PUBLISHING (3.0%)
   McGraw-Hill
     6.470%, 11/02/00                   15,900        15,809

   RETAIL (3.4%)
   Hertz
     6.490%, 10/06/00                    9,000         8,992
     6.460%, 11/03/00                    9,000         8,947
                                                     -------
     TOTAL RETAIL                                     17,939
                                                     =======

   SPECIAL PURPOSE ENTITY (1.3%)
   K2 (USA) LLC
     6.540%, 02/05/01                    2,449         2,393
     6.540%, 02/06/01                    4,325         4,224
                                                     -------
     TOTAL SPECIAL PURPOSE ENTITY                      6,617
                                                     =======

   TELEPHONES & TELECOMMUNICATIONS (5.1%)
   AT&T
     6.490%, 02/07/01                   10,000         9,767
   France Telecommunications
     6.500%, 10/11/00                    4,175         4,167
     6.490%, 10/11/00                   13,000        12,977
                                                     -------
     TOTAL TELEPHONES & TELECOMMUNICATIONS            26,911
                                                     =======
     TOTAL COMMERCIAL PAPER
       (Cost $434,548)                               434,548
                                                     =======

CORPORATE OBLIGATIONS (9.6%)
   FINANCIAL SERVICES (0.7%)
   Chrysler Financial
     5.875%, 02/07/01                    2,000         1,994
   John Deere Capital
     5.850%, 01/15/01                    1,500         1,495
                                                     -------
     TOTAL FINANCIAL SERVICES                          3,489
                                                     =======

--------------------------------------------------------------------------------
Description               Shares/Face Amount (000)  Value (000)
--------------------------------------------------------------------------------
   INVESTMENT BANKER/BROKER DEALER (7.6%)
   Alex Brown  (A)
     6.740%, 11/21/00                  $11,750       $11,759
   Bear Stearns, Ser B, MTN (A)
     6.770%, 10/07/00                   10,000        10,007
     6.800%, 10/10/00                    1,650         1,650
     7.564%, 11/06/00                    2,500         2,507
   Merrill Lynch, MTN (A)
     6.603%, 10/07/00                    7,000         7,000
     6.590%, 10/07/00                    7,000         7,000
                                                     -------
     TOTAL INVESTMENT BANKER/BROKER DEALER            39,923
                                                     =======

   TELEPHONES & TELECOMMUNICATIONS (1.3%)
   AT&T (A)
     6.560%, 10/08/00                    7,000         7,000
                                                     -------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $50,412)                                 50,412
                                                     =======

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.4%)
   FHLB
     6.825%, 05/17/01                    1,000           998
     6.900%, 08/28/01                   10,000        10,000
   FHLMC
     5.000%, 02/15/01                    1,500         1,490
                                                     -------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $12,488)                                 12,488
                                                     =======

CERTIFICATE OF DEPOSIT (3.8%)
   CitiCorp
     6.480%, 11/20/00                   20,000        20,000
                                                     -------
     TOTAL CERTIFICATE OF DEPOSIT
       (Cost $20,000)                                 20,000
                                                     =======

CASH EQUIVALENT (1.8%)
   Fidelity Institutional Domestic
     Money Market Portfolio          9,288,199         9,288
                                                     -------

     TOTAL CASH EQUIVALENT
       (Cost $9,288)                                   9,288
                                                     =======
     TOTAL INVESTMENTS (100.3%)
       (Cost $526,736)                               526,736

     OTHER ASSETS AND LIABILITIES, NET (-0.3%)        (1,536)
                                                     =======

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              27

STATEMENT OF NET ASSETS
September 30, 2000

PRIME MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                      Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 201,691,517
     outstanding shares of beneficial interest      $201,653
   Portfolio Shares -- Class A (unlimited
     authorization -- $0.01 par value) based
     on 251,237,641 outstanding shares of
     beneficial interest                             251,229
   Portfolio Shares -- Class S (unlimited
     authorization -- $0.01 par value)
     based on 72,290,559 outstanding shares of
     beneficial interest                              72,288
   Undistributed net investment income                    30
                                                    --------
     TOTAL NET ASSETS (100.0%)                       525,200
                                                    ========
     Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class            $1.00
                                                    ========

     Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                        $1.00
                                                    ========

     Net Asset Value, Offering and Redemption
     Price Per Share -- Class S                        $1.00
                                                    ========


(A) Floating Instrument -- the rate reflected on the Statement of Net Assets is the rate in effect on September 30, 2000. The date shown is the earlier of reset date or demand date.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Limited Company
Ser -- Series

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28                            CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
September 30, 2000

GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (63.9%)
   FFCB MTN (A)
     6.458%, 10/02/00                 $ 25,000    $   25,000
   FHLB
     6.410%, 10/11/00                   50,000        49,911
     6.400%, 10/13/00                   80,000        79,829
     6.405%, 10/20/00                   50,000        49,831
     5.010%, 11/16/00                    7,000         6,989
     6.520%, 03/28/01                   15,000        14,996
     6.500%, 05/15/01                   18,000        17,935
     6.720%, 05/24/01                   10,000         9,561
     6.590%, 05/24/01                   10,647        10,208
   FHLB MTN (A)
     6.609%, 10/04/00                   35,000        35,000
   FHLB MTN
     4.875%, 01/26/01                   15,000        14,934
   FHLMC
     6.430%, 10/10/00                   81,072        80,942
     6.420%, 10/10/00                   50,000        49,920
     6.415%, 10/17/00                   50,000        49,857
     6.400%, 10/18/00                   50,000        49,849
     6.590%, 10/24/00                   80,000        79,671
     6.644%, 11/02/00                   44,149        43,896
     6.520%, 05/11/01                   18,988        18,224
     6.592%, 07/19/01                   37,500        35,590
     6.900%, 08/28/01                   16,835        16,835
   FHLMC MTN (A)
     6.410%, 12/20/00                   52,000        51,986
   FHLMC MTN
     5.990%, 12/06/00                    5,340         5,338
   FNMA
     6.420%, 10/10/00                   23,072        23,035
     6.480%, 02/22/01                   35,000        34,990
     5.625%, 03/15/01                   14,995        14,921
     6.550%, 03/20/01                   33,000        32,995
     7.250%, 05/25/01                   22,000        22,000
     6.500%, 06/06/01                   25,000        23,881
     6.890%, 08/03/01                   13,000        12,999
   FNMA MTN (A)
     6.460%, 11/22/00                   90,500        90,490
     6.461%, 11/13/00                   95,000        94,990
     6.441%, 11/13/00                   50,000        49,994
   FNMA MTN
     5.760%, 10/02/00                   22,125        22,125
     6.320%, 02/02/01                   15,000        14,993
   SLMA MTN
     5.900%, 12/01/00                   16,000        15,997
                                                  ----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $1,249,712)                           1,249,712
                                                  ==========

--------------------------------------------------------------------------------
Description                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (36.1%)
   Goldman Sachs (B)
     6.620%, dated 09/29/00, matures
     10/02/00, repurchase price
     $300,165,500 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $149,356 -
     $14,800,000, 5.500% - 8.500%,
     04/01/09 - 10/01/30; with total
     market value $306,000,000)       $300,000     $ 300,000
   Lehman Brothers (B)
     6.630%, dated 09/29/00, matures
     10/02/00, repurchase price
     $35,219,448 (collateralized by
     various U.S. Government Agencies
     ranging in par value $554,900 -
     $306,536,313, 6.500% - 10.250%,
     09/15/15 - 09/15/30;
     with total value $35,902,427)      35,200        35,200
   Paribas (B)
     6.650%, dated 09/29/00, matures
     10/02/00, repurchase price
     $204,113,050 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $7,926,000 -
     $110,000,000, 0.000% - 6.520%,
     03/16/01 - 10/15/02; with
     total value $208,080,878)         204,000       204,000
   UBS Warburg Dillon (B)
     6.680%, dated 09/29/00, matures
     10/02/00, repurchase price
     $67,537,575 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $70,000 -
     $40,600,000, 6.000% - 10.500%,
     03/01/14 - 07/01/30; with total
     market value $68,852,555)          67,500        67,500
   UBS Warburg Dillon (C)
     6.560%, dated 09/27/00, matures
     10/04/00, repurchase price
     $100,127,556 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $10,405,000 -
     $25,000,000, 5.950% - 7.580%,
     01/19/06 - 04/01/14; with total
     market value $102,002,011)        100,000       100,000
                                                  ----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $706,700)                               706,700
                                                  ==========
     TOTAL INVESTMENTS (100.0%)
       (Cost $1,956,412)                           1,956,412
     OTHER ASSETS AND LIABILITIES, NET (0.0%)            890
                                                  ==========

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              29

STATEMENT OF NET ASSETS
September 30, 2000

GOVERNMENT MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                        Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 27,849,464 outstanding
     shares of beneficial interest                $   27,849
   Portfolio Shares -- Class A (unlimited
     authorization -- $0.01 par value)
     based on 1,887,847,246 outstanding shares
     of beneficial interest                        1,887,847
   Portfolio Shares -- Class S (unlimited
     authorization -- $0.01 par value)
     based on 41,593,015 outstanding shares
     of beneficial interest                           41,593
   Distributions in excess of net
     investment income                                    (2)
   Accumulated net realized gain
     on investments                                       15
                                                  ----------

     TOTAL NET ASSETS (100.0%)                     1,957,302
                                                  ==========
     Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class            $1.00
                                                  ==========
     Net Asset Value, Offering and Redemption
     Net Asset Value, Offering and Redemption
     Price Per Share --Class A                         $1.00
                                                  ==========
     Net Asset Value, Offering and Redemption
     Price Per Share -- Class S                        $1.00
                                                  ==========

(A) Floating Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on September 30, 2000. The date shown is the earlier of the reset date or the demand date.
(B)  Tri-Party Repurchase Agreement
(C)  Term Repurchase Agreement
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
SLMA -- Student Loan Marketing Association

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30                            CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
September 30, 2000

CALIFORNIA TAX EXEMPT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (99.8%)
   CALIFORNIA (97.8%)
   ABAG, Finance Authority, Bentley
     School Project, COP (A) (B) (C)
     4.250%, 09/01/22                                    $ 1,500         $ 1,500
   ABAG, Financial Authority For
     Non-Profit Corporations, School
     of the Sacred Heart,
     Ser B, RB (A) (B) (C)
     4.350%, 06/01/30                                      7,900           7,900
   Adelanto, Public Utility Authority,
     Ser B, RB (A) (B) (C)
     4.650%, 11/01/34                                      5,300           5,300
   Alameda-Contra Costa, School
     Finance Authority, Capital
     Improvement Project,
     Ser F, RB (A) (B) (C)
     2.550%, 08/01/23                                      4,400           4,400
   Alhambra, Industrial Development
     Authority, Sunclipse Project,
     RB (A) (B) (C)
     4.100%, 05/01/07                                      1,200           1,200
   Anaheim, Housing Authority, Heritage
     Village Apartments Project,
     Ser A, RB (A) (B) (C)
     2.550%, 11/01/07                                      5,935           5,935
   Auburn, Unified School District
     Authority, Capital Improvement
     Project, GO (A) (B) (C)
     4.400%, 12/01/23                                      1,500           1,500
   California State, Economic
     Development Financing Authority,
     Volk Enterprises Project,
     RB (A) (B) (C)
     4.450%, 06/01/21                                      1,000           1,000
   California State, Education Facilities
     Authority, Point Loma Nazerene
     University Project, RB (A) (B) (C)
     4.400%, 10/01/29                                      2,250           2,250
   California State, Educational Facilities
     Authority, Chapman University
     Project, RB (A) (B) (C)
     4.300%, 12/01/30                                      4,000           4,000
   California State, Educational Facilities
     Authority, Life Chiropractic College
     Project, RB (A) (B) (C)
     4.700%, 06/01/25                                      6,500           6,500
   California State, Health Facilities
     Financing Authority, Adventist Health
     System Project, Ser A, RB (A) (B) (C)
     2.550%, 08/01/21                                      2,800           2,800
   California State, Health Facilities
     Financing Authority, Adventist
     Health System Project, Ser A,
     RB, MBIA (A) (B)
     4.750%, 09/01/28                                     13,200          13,200

--------------------------------------------------------------------------------
Description                                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
California State, Health Facilities
  Financing Authority, Adventist
  Health System Project,
  Ser B, RB (A) (B)
  4.750%, 09/01/28                                     $ 5,900           $ 5,900
California State, Health Facilities
  Financing Authority, Scripps
  Memorial Hospital Project,
  Ser B, RB, MBIA (A) (B)
  4.250%, 12/01/15                                      13,220            13,220
California State, Health Facilities
  Financing Authority, Scripps
  Memorial Hospital Project,
  Ser B, RB, MBIA (A) (B)
  4.250%, 10/01/21                                       1,100             1,100
California State, Kern Country Board
  of Education, TRAN
  5.000%, 07/03/01                                      15,000            15,079
California State, School Financing
  Authority, Capital Improvement
  Project, Ser A, COP (A) (B) (C)
  4.650%, 07/01/22                                       4,150             4,150
California Statewide, Community
  Development Authority, Covenant
  Retirement Communities Project,
  COP (A) (B) (C)
  4.450%, 12/01/22                                       8,500             8,500
California Statewide, Community
  Development Authority, Memorial
  Health Services Project, COP (A) (B)
  4.600%, 10/01/26                                       3,550             3,550
California, Health Facilities Finance
  Authority, Memorial Health Services
  Project, RB (A) (B)
  4.650%, 10/01/24                                       7,100             7,100
California, School Cash Reserve
  Program, Ser A, RB, AMBAC
  5.250%, 07/03/01                                       8,000             8,057
California, School Facilities Financing
  Authority, Improvement Financing
  Project, Ser B, COP (A) (B) (C)
  4.600%, 07/01/24                                       1,365             1,365
Corona, Redevelopment Agency,
  Crown Point Project,
  Ser 85, RB (A) (B) (C)
  3.950%, 05/01/15                                       6,515             6,515
Covina, Multi-Family Housing Authority,
  Shadowhills Apartments Project,
  Ser A, RB, FNMA (A) (B) (E)
  4.500%, 12/01/15                                       3,100             3,100
Davis, Yolo & Solano Joint School
  District Authority, TRAN
  4.250%, 08/10/01                                       7,000             7,006
Escondido, Community Development
  Authority, Heritage Housing Project,
  RB (A) (B) (C)
  2.550%, 06/01/07                                       5,650             5,650

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              31

STATEMENT OF NET ASSETS
September 30, 2000

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   Gaf Tax Exempt Bond Grantor Trust,
     Ser GA-7, RB (A) (B) (C)
     4.350%, 01/01/06                                    $ 5,885         $ 5,885
   Hemet, Multi-Family Housing Authority,
     Sunwest Retirement Project,
     Ser A, RB (A) (B) (C)
     4.300%, 01/01/25                                      6,000           6,000
   Hillsbrough, Water & Sewer Systems
     Project, Ser A, COP (A) (B)
     4.450%, 06/01/30                                      4,900           4,900
   Hillsbrough, Water & Sewer Systems
     Project, Ser B, COP (A) (B)
     3.050%, 06/01/30                                      8,700           8,700
   Huntington Park, Public Financing
     Authority, Parking Project,
     Ser A, RB (A) (B) (C)
     4.750%, 09/01/19                                      4,165           4,165
   Irwindale, Industrial Development
     Authority, Toys "R" Us Project,
     RB (A) (B) (C)
     5.625%, 12/01/19                                      4,175           4,175
   Irvine Ranch, Water District
     Consolidated Refunding Bonds,
     Ser 1993A, RB (A) (B) (C)
     4.500%, 05/01/09                                      7,000           7,000
   Lancaster, Multi-Family Housing
     Authority, 20 Street Apartments
     Project, Ser C, RB (A) (B) (C)
     4.300%, 12/01/26                                      7,500           7,500
   Lancaster, Multi-Family Housing
     Authority, Household Bank Project,
     Ser A, RB (A) (B) (C)
     4.400%, 11/01/29                                      2,510           2,510
    Lancaster, Multi-Family Housing
     Authority, The Willow Project,
     Ser A, RB (A) (B) (C)
     4.400%, 02/01/05                                      6,000           6,000
   Lancaster, Redevelopment Agency,
     Multi-Family Housing Authority,
     Westwood PK Apartments Project,
     Ser K, RB (A) (B) (C)
     4.300%, 12/01/07                                        500             500
   Long Beach, Building Finance Authority,
     Long Beach Museum Project,
     RB (A) (B) (C)
     4.350%, 09/01/09                                      2,060           2,060
   Long Beach, Health Facilities Authority,
     Memorial Health Services Project,
     RB (A) (B)
     4.500%, 10/01/16                                     12,450          12,450
   Loomis, Unified Elementary School
     District, TRAN
     4.125%, 10/01/00                                      1,225           1,225

--------------------------------------------------------------------------------
Description                                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   Los Angeles County, Community
     Redevelopment Agency, Willowbrook
     Project, RB (A) (B) (C)
     4.250%, 11/01/15                                    $ 1,000         $ 1,000
   Los Angeles County, Pension
     Obligation, Ser A, RB,
     AMBAC (A) (B)
     4.250%, 06/30/07                                        600             600
   Los Angeles, Community
     Redevelopment Agency, CMC
     Medical Plaza Partner Project,
     RB (A) (B) (C)
     4.300%, 12/01/05                                        800             800
   Los Angeles, Community
     Redevelopment Agency, Multi-Family
     Housing Authority, Promenade
     Towers Project, RB (A) (B) (C)
     4.200%, 04/01/30                                     11,000          11,000
   Los Angeles, Industrial Development
     Authority, Hon Industries Project,
     RB (A) (B) (C)
     4.350%, 10/01/04                                      4,400           4,400
   Los Angeles, Multi-Family Housing
     Authority, Canyon Project,
     RB (A) (B) (C)
     4.350%, 12/01/10                                     15,175          15,175
   Los Angeles, Multi-Family Housing
     Authority, Meadowridge Apartments
     Project, RB, FNMA (A) (B) (E)
     4.500%, 09/01/18                                      5,390           5,390
   Los Angeles, Multi-Family Housing
     Authority, Valencia Village Project,
     Ser C, RB (A) (B) (C)
     3.150%, 10/01/14                                      2,900           2,900
   Los Angeles, Unified School District
     Authority, TRAN
     5.250%, 10/03/01                                      7,145           7,241
   Los Angeles, Water & Electric Power
     Authority, Ser A, RB (A) (B)
     4.200%, 02/01/10                                     15,000          15,000
   Los Angeles, Water & Electric Power
     Authority, Ser D, RB (A) (B)
     4.450%, 02/01/10                                      5,000           5,000
   M-S-R Public Power Agency, San Juan
     Project, Ser D, RB, MBIA (A) (B)
     4.400%, 07/01/18                                      7,400           7,400
   Oakland, Capital Equipment Project,
     COP (A) (B) (C)
     4.400%, 12/01/15                                      2,390           2,390
   Oakland, Joint Powers Financing
     Authority, Ser A-2, RB (A) (B)
     4.200%, 08/01/21                                      4,900           4,900
   Oakland, Liquidity Facilities Authority,
     Assessment Bay Area Project,
     RB (A) (B) (C)
     5.500%, 12/01/09                                      1,710           1,710

See accompanying notes to financial statements

--------------------------------------------------------------------------------
32                            CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
September 30, 2000

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   Oakland-Alameda County, Coliseum
     Project,  Ser C, RB (A) (B) (C)
     2.550%, 02/01/25                                   $ 1,200          $ 1,200
   Ontario, Multi-Family Housing
     Authority, Residential Park Centre
     Project, Ser A, RB (A) (B) (C)
     4.300%, 08/01/07                                       200              200
   Orange County, Apartment
     Development Authority, Radnor/
     Aragon Project,
     Ser D, RB (A) (B) (C)
     5.625%, 08/01/19                                     3,160            3,160
   Orange County, Apartment Development
     Authority, Vintage Woods Project,
     Issue H, RB (A) (B) (E)
     4.300%, 11/15/28                                     9,000            9,000
   Orange County, Improvement Board
     District No. 88, RB (A) (B)
     4.750%, 09/02/18                                    10,968           10,968
   Orange County, Sanitation District
     Authority, COP, AMBAC (A) (B)
     4.400%, 08/01/13                                    15,000           15,000
   Oxnard, Community Redevelopment
     Agency, Channel Islands Business
     Project, RB (A) (B) (C)
     4.350%, 07/01/05                                     4,375            4,375
   Palmdale, Community Redevelopment
     Agency, Multi-Family Housing
     Authority, Manzanita Villas Apartment
     Project, RB (A) (B)
     4.450%, 07/01/07                                     3,400            3,400
   Panama-Buena Vista, Unified School
     District Authority, Capital
     Improvements Finance Project,
     COP (A) (B) (C)
     5.450%, 06/01/24                                     8,900            8,900
   Pasadena, Rose Bowl Improvements
     Project, COP (A) (B) (C)
     4.250%, 12/01/11                                     3,200            3,200
     4.250%, 12/01/16                                     9,480            9,480
   Pico Riveria, Redevelopment Agency,
     Crossroads Plaza Project,
      RB (A) (B) (C)
     4.000%, 12/01/10                                     7,200            7,200
   Placer Hills, Unified Elementary
     School District, TRAN
     4.125%, 10/01/00                                     1,150            1,150
   Redwood City, City Hall Project,
     COP (A) (B) (C)
     4.400%, 07/01/21                                     2,000            2,000
   Riverside County, Housing Authority,
     Mountain View  Apartments Project,
     Ser A,  RB (A) (B) (C)
     3.350%, 08/01/25                                     1,100            1,100

--------------------------------------------------------------------------------
Description                                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
Riverside County, Multi-Family
  Housing Authority, De Anza Villas
  Project, RB (A) (B) (C)
  4.450%, 12/01/16                                       $2,900           $2,900
Riverside County, Multi-Family Housing
  Authority, Polk Apartments Project,
  Ser O, RB (A) (B) (C)
  5.000%, 12/01/23                                        7,890            7,890
Riverside, Multi-Family Housing
  Authority, Countrywood & IA
  Apartments Project,
  Ser E, RB (A) (B) (C)
  4.360%, 05/01/05                                        2,560            2,560
Rocklin, Unified School District
  Authority, TRAN
  4.125%, 10/01/00                                        1,300            1,300
  4.500%, 10/01/01                                        4,275            4,296
Roseville, Joint Unified School
  District Authority, TRAN
  4.500%, 10/01/01                                        2,300            2,311
Sacramento, City Financing Authority,
  Solid Waste & Redevelopment
  Project, RB, AMBAC
  4.500%, 12/01/00                                          955              956
Salinas, Multi-Family Housing Authority,
  Brentwood Gardens Project, RB,
  FNMA (A) (B) (E)
  4.300%, 05/15/27                                        3,000            3,000
San Bernardino County, County Center
  Refinancing Project, COP (A) (B) (C)
  4.300%, 07/01/15                                        4,700            4,700
San Bernardino County, Industrial
  Development Authority, Sandpiper
  Inventories Limited Project,
  RB (A) (B) (C)
  4.150%, 10/01/05                                          117              117
San Bernardino County, Industrial
  Development Authority, Sandpiper
  Investments Project, RB (A) (B) (C)
  4.150%, 10/01/05                                        2,683            2,683
San Bernardino County, Multi-Family
  Housing Authority, Mountain View
  Apartments Project, RB (A) (B) (C)
  4.300%, 03/01/27                                        1,171            1,171
San Bernardino County, Multi-Family
  Housing Authority, Reche Canyon
  Apartment Project,
  Ser B, RB (A) (B) (C)
  4.360%, 06/01/05                                        1,500            1,500
San Bernardino County, Multi-Family
  Housing Authority, Rialto Heritage
  Project, Ser A, RB (A) (B) (C)
  4.350%, 02/01/23                                        4,330            4,330

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              33

STATEMENT OF NET ASSETS
September 30, 2000

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   San Bernardino County, Multi-Family
     Housing Authority, Village Crossing
     Project, Ser A, RB (A) (B) (C)
     5.500%, 02/01/27                                    $ 3,700         $ 3,700
   San Bernardino County, Multi-Family
     Housing Authority, Alta Loma Heritage
     Project, Ser A, RB (A) (B) (C)
     3.250%, 02/01/23                                      1,354           1,354
   San Bernardino County, Multi-Family
     Housing Authority, Indian Knoll
     Apartment Project,
     Ser A, RB (A) (B) (C)
     4.360%, 06/01/05                                      3,580           3,580
   San Bernardino County, Multi-Family
     Housing Authority, Mountain View
     Project, RB, (A) (B) (C)
     4.300%, 03/01/27                                        939             939
   San Bernardino County, Multi-Family
     Housing Authority, Parkview Place
     Project, Ser A, RB (A) (B) (C)
     4.300%, 03/01/27                                      1,420           1,420
   San Diego, Multi-Family Housing
     Authority, RB, FNMA (A) (B) (E)
     4.300%, 08/01/14                                     10,000          10,000
   San Diego, Multi-Family Housing
     Authority, University Town Center
     Apartments Project, RB (A) (B) (C)
     3.700%, 10/01/15                                      1,400           1,400
   San Diego, Regional Municipal Water
     Authority, TECP
     3.800%, 11/06/00                                      7,000           7,000
   San Francisco City & County, Multi-
     Family Housing Authority, Bayside
     Village Project, Ser A, RB (A) (B) (C)
     3.450%, 12/01/05                                        500             500
   San Francisco City & County,
     Redevelopment Agency, Yerba Buena
     Garden Project, RB (A) (B) (C)
     2.550%, 09/01/06                                        765             765
   San Jose, Multi-Family Housing Authority,
     Timberwood Apartments Project,
     RB (A) (B) (C)
     2.550%, 02/01/20                                      6,360           6,360
   San Leandro, Unified School District
     Authority, TRAN
     4.500%, 09/25/01                                      4,000           4,025
   San Marcos, Industrial Development
     Authority, Amistar Project,
     RB (A) (B) (C)
     4.150%, 12/01/05                                      4,175           4,175
   Santa Barbara County, School
     Financing Authority, TRAN
     5.000%, 06/29/01                                      5,000           5,026

--------------------------------------------------------------------------------
Description                                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   Santa Clara County, El Camino Hospital
     District Authority, Valley Medical
     Center Project, Ser 85B,
     RB (A) (B) (C)
     4.900%, 08/01/15                                     $1,155          $1,155
   Santa Clara County, Financing Lease
     Authority, Facility Replacement
     Project, Ser B, RB (A) (B) (C)
     4.450%, 11/15/25                                      3,450           3,450
   Santa Clara County, Multi-Family
     Housing Authority, Briarwood
     Apartments Project, Ser B, RB,
     FNMA (A) (B) (E)
     4.300%, 12/15/26                                      2,420           2,420
   Simi Valley, Industrial & Economic
     Development Authority, Wambold
     Furniture Project, RB (A) (B) (C)
     4.100%, 12/01/14                                      2,040           2,040
   Simi Valley, Multi-Family Housing
     Authority, Lincoln Wood Ranch
     Project, RB (A) (B) (C)
     2.550%, 06/01/10                                      2,500           2,500
   Simi Valley, Multi-Family Housing
     Authority, Ser A, RB (A) (B) (C)
     4.300%, 07/01/23                                      5,215           5,215
   Southern California, Metropolitan
     Water District Authority, Waterworks
     Project, Ser C, RB (A) (B)
     4.150%, 07/01/28                                      1,000           1,000
   Southern California, Public Power
     Authority, Transmission Project,
     Ser 91, RB, AMBAC (A) (B)
     4.250%, 07/01/19                                      9,000           9,000
   Three Valleys, Municipal Water
     Authority, Miramar Water Treatment
     Project, RB (A) (B) (C)
     4.400%, 11/01/14                                      3,000           3,000
   Turlock, Irrigation District Authority,
     Transmission Project,
     Ser A, COP (A) (B) (C)
     4.400%, 01/01/26                                      2,050           2,050
   Union City, Multi-Family Housing
     Authority, Mission Sierra Project,
     RB, FNMA (A) (B) (E)
     4.300%, 07/15/29                                      3,300           3,300
   Upland, Multi-Family Housing Authority,
     Northwoods 156 Project,
     Ser A, RB, FNMA (A) (B) (E)
     4.450%, 02/15/30                                      1,000           1,000
   Upland, Multi-Family Housing Authority,
     Sunset Ridge & Village Apartments
     Project, RB (A) (B) (C)
     4.300%, 12/01/29                                      6,700           6,700

See accompanying notes to financial statements

--------------------------------------------------------------------------------
34                            CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
September 30, 2000

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                      Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
Vacaville, Multi-Family Housing
  Authority, Sycamores Apartments
  Project, Ser A, RB, FNMA (A) (B) (E)
  4.300%, 05/15/29                                     $    700         $    700
West Basin, Municipal Water District
  Authority, Phase III Recycled Water
  Project, Ser A, COP (A) (B) (C)
  4.200%, 08/01/29                                       10,500           10,500
Western Placer, Unified School District,
  TRAN
  4.125%, 10/01/00                                        2,665            2,665
Westminster, Civic Center Refinancing
  Program, Ser A, COP, AMBAC (A) (B)
  4.400%, 06/01/22                                        4,100            4,100
Westminster, Redevelopment Agency,
  Commercial Redevelopment Project,
  TA, AMBAC (A) (B)
  4.400%, 08/01/27                                       13,835           13,835
Yorba Linda, Redevelopment Agency,
  Redevelopment Project, Ser A, TA
  4.000%, 12/01/00                                          705              705
                                                                        --------
  TOTAL CALIFORNIA                                                       551,379
                                                                        ========

VIRGIN ISLANDS (2.0%)
Virgin Islands, Water & Power Authority,
  Ser A, RB, Pre-refunded @ 102 (D)
  7.400%, 07/01/11                                       11,090           11,547
                                                                        --------
  TOTAL MUNICIPAL BONDS
    (Cost $562,926)                                                      562,926
                                                                        ========
  TOTAL INVESTMENTS (99.8%)
    (Cost $562,926)                                                      562,926

  OTHER ASSETS AND LIABILITIES, NET (0.2%)                                   859
                                                                        ========
--------------------------------------------------------------------------------
Description                                        Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 6,825,135 outstanding
     shares of beneficial interest                   $ 6,825
   Portfolio Shares -- Class A (unlimited
     authorization -- $0.01 par value)
     based on 549,253,834 outstanding shares
     of beneficial interest                          549,254
   Portfolio Shares -- Class S (unlimited
     authorization -- $0.01 par value)
     based on 7,723,514 outstanding shares
     of beneficial interest                            7,723
   Distributions in excess of net
     investment income                                   (20)
   Accumulated net realized gain
     on investments                                        3
                                                     -------

     TOTAL NET ASSETS (100.0%)                       563,785
                                                     =======
     Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class            $1.00
                                                     -------

     Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                        $1.00
                                                     -------

     Net Asset Value, Offering and Redemption
     Price Per Share -- Class S                        $1.00
                                                     -------

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on September 30, 2000.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)  Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E)  Securities are collateralized under an agreement from FNMA.

AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TECP -- Tax Exempt Commercial Paper
TRAN -- Tax & Revenue Anticipation Note


                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              35

STATEMENTS OF OPERATIONS

                                                            LARGE CAP GROWTH   LARGE CAP VALUE     HIGH YIELD
                                                               EQUITY FUND       EQUITY FUND        BOND FUND
                                                             01/14/00(1) to    01/14/00(1) to    01/14/00(1) to
                                                                 9/30/00           9/30/00           9/30/00
                                                                  (000)             (000)             (000)
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend                                                     $     84         $    305         $     --
   Interest                                                           30               35              587
                                                                --------         --------         --------
   Total Income                                                      114              340              587

EXPENSES
   Investment Advisory Fees                                          100              113               43
   Waiver of Investment Advisory Fees                                (17)             (22)             (16)
   Administrative Fees                                                23               27                8
   Waiver of Administrative Fees                                      --               --               --
   Shareholder Servicing Fees--Institutional Class                    38               45               13
   Waiver of Shareholder Servicing Fees--Institutional Class          --               --                 (1)
   Shareholder Servicing Fees--Class A (2)                             1                1                3
   Waiver of Shareholder Servicing Fees--Class A                      --               --               --
   Shareholder Servicing Fees--Class S (2)                            --               --               --
   Waiver of Shareholder Servicing Fees--Class S                      --               --               --
   Custodian Fees                                                      1                2                1
   Professional Fees                                                   3                3                1
   Transfer Agent Fees                                                 7                7                7
   Printing Fees                                                       2                1               --
   Trustee Fees                                                       --               --               --
   Registration and Filing Fees                                        6                7                2
   Insurance and Other Fees                                            1                1               --
   Organizational Fees                                                --               --               --
                                                                --------         --------         --------
   Total Expenses                                                    165              185               61
   Reduction of Expenses (4)                                          (3)              (3)              (3)
                                                                --------         --------         --------
   Net Expenses                                                      162              182               58
                                                                --------         --------         --------
NET INVESTMENT INCOME (LOSS)                                         (48)             158              529
                                                                --------         --------         --------

   Net Realized Gain (Loss) From Security Transactions               (23)           2,477                5
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                                (1,423)          (2,369)            (227)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATION            $ (1,494)        $    266         $    307
                                                                ========         ========         ========

(1)  Commencement of operations.
(2)  Includes class specific distribution expenses.
(3)  The Fund's tax year changed from October 31 to September 30.
(4)  See Note 3.
Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36                               CNI CHARTER FUNDS

                                                                                             CALIFORNIA
                                                            CORPORATE       GOVERNMENT       TAX EXEMPT              PRIME
                                                            BOND FUND        BOND FUND        BOND FUND         MONEY MARKET FUND
                                                         01/14/00(1) to   01/14/00(1) to   01/14/00(1) to   11/1/99 to    11/1/98 to
                                                             9/30/00          9/30/00          9/30/00      9/30/00(3)     10/31/99
                                                              (000)            (000)            (000)          (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend                                                   $     --     $     --       $     --          $     --    $     --
   Interest                                                        968          480            432            19,565       7,411
                                                              --------     --------       --------          --------    --------
   Total Income                                                    968          480            432            19,565       7,411

EXPENSES
   Investment Advisory Fees                                         57           34             24               769         361
   Waiver of Investment Advisory Fees                              (23)         (21)           (23)             (265)       (227)
   Administrative Fees                                              22           12             14               462         182
   Waiver of Administrative Fees                                    --           --             --                --          --
   Shareholder Servicing Fees--Institutional Class                  36           20             22               398         360
   Waiver of Shareholder Servicing Fees--Institutional Class        --           --             (3)               --          --
   Shareholder Servicing Fees--Class A (2)                          --           --             --               903          --
   Waiver of Shareholder Servicing Fees--Class A                    --           --             --              (337)         --
   Shareholder Servicing Fees--Class S (2)                          --           --             --               210          --
   Waiver of Shareholder Servicing Fees--Class S                    --           --             --               (22)         --
   Custodian Fees                                                    1            1              1                15          16
   Professional Fees                                                 2            1              1                34          54
   Transfer Agent Fees                                               7            7              7                40          18
   Printing Fees                                                     1            1              1                22          25
   Trustee Fees                                                     --           --             --                 6          15
   Registration and Filing Fees                                      6            3              3                67          39
   Insurance and Other Fees                                          1           --             --                 6          37
   Organizational Fees                                              --           --             --                22          29
                                                              --------     --------       --------          --------    --------
   Total Expenses                                                  110           58             47             2,330         909
   Reduction of Expenses (4)                                        (3)          (3)            (3)               (8)         --
                                                              --------     --------       --------          --------    --------
   Net Expenses                                                    107           55             44             2,322         909
                                                              --------     --------       --------          --------    --------
NET INVESTMENT INCOME (LOSS)                                       861          425            388            17,243       6,502
                                                              --------     --------       --------          --------    --------

   Net Realized Gain (Loss) From Security Transactions              (6)        (128)            19                --          --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                                 310          292            236                --          --
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATION          $  1,165     $    589       $    643          $ 17,243    $  6,502
                                                              ========     ========       ========          ========    ========



                                                                                                  CALIFORNIA
                                                                      GOVERNMENT                  TAX EXEMPT
                                                                   MONEY MARKET FUND           MONEY MARKET FUND
                                                              11/1/99 to  6/21/99(1) to   11/1/99 to  6/21/99(1) to
                                                               9/30/00(3)    10/31/99      9/30/00(3)    10/31/99
                                                                  (000)        (000)         (000)        (000)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend                                                    $     --       $     --     $     --       $     --
   Interest                                                      97,417         25,399       18,145          5,558
                                                               --------       --------     --------       --------
   Total Income                                                  97,417         25,399       18,145          5,558

EXPENSES
   Investment Advisory Fees                                       4,102          1,276        1,383            508
   Waiver of Investment Advisory Fees                            (1,052)          (487)      (1,017)          (409)
   Administrative Fees                                            1,620            496          797            292
   Waiver of Administrative Fees                                   (240)            --          (90)            --
   Shareholder Servicing Fees--Institutional Class                   30             --           18             --
   Waiver of Shareholder Servicing Fees--Institutional Class         --             --           --             --
   Shareholder Servicing Fees--Class A (2)                       11,610          3,680        3,785          1,413
   Waiver of Shareholder Servicing Fees--Class A                 (3,806)          (981)      (1,259)          (405)
   Shareholder Servicing Fees--Class S (2)                          126             --           17             --
   Waiver of Shareholder Servicing Fees--Class S                    (12)            --           (1)            --
   Custodian Fees                                                   112             29           37             11
   Professional Fees                                                293             71           96             29
   Transfer Agent Fees                                               89              7           54              6
   Printing Fees                                                    118             28           43             10
   Trustee Fees                                                      20              5            7              2
   Registration and Filing Fees                                     401             39          155              9
   Insurance and Other Fees                                          44              7           12              3
   Organizational Fees                                               --             --           --             --
                                                               --------       --------     --------       --------
   Total Expenses                                                13,455          4,170        4,037          1,469
   Reduction of Expenses (4)                                        (38)            --          (38)            --
                                                               --------       --------     --------       --------
   Net Expenses                                                  13,417          4,170        3,999          1,469
                                                               --------       --------     --------       --------
NET INVESTMENT INCOME (LOSS)                                     84,000         21,229       14,146          4,089
                                                               --------       --------     --------       --------

   Net Realized Gain (Loss) From Security Transactions               15             --            3             (1)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                                   --             --           --             --
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATION           $ 84,015       $ 21,229     $ 14,149       $  4,088
                                                               ========       ========     ========       ========

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                CNI CHARTER FUNDS                            37

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                      1/14/00(1) to
                                                                                                                         9/30/00
LARGE CAP GROWTH EQUITY FUND                                                                                              (000)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Loss                                                                                                    $    (48)
   Net Realized Loss from Security Transactions                                                                                (23)
   Net Change in Unrealized Depreciation on Investments                                                                     (1,423)
                                                                                                                          --------
     Net Decrease in Net Assets Resulting from Operations                                                                   (1,494)
                                                                                                                          --------

DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                                                                                          --
   Class A                                                                                                                      --
                                                                                                                          --------
     Total Dividends Distributed                                                                                                --
                                                                                                                          --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Proceeds from Shares Issued                                                                                               6,709
   Proceeds from In-Kind Transaction (note 8)                                                                               21,323
   Reinvestment of Distributions                                                                                                --
   Cost of Shares Redeemed                                                                                                  (4,964)
                                                                                                                          --------
     Increase in Net Assets From Institutional Class Share Transactions                                                     23,068
                                                                                                                          --------
   Class A:
   Proceeds from Shares Issued                                                                                               2,084
   Reinvestment of Distributions                                                                                                --
   Cost of Shares Redeemed                                                                                                  (1,427)
                                                                                                                          --------
     Increase in Net Assets From Class A Share Transactions                                                                    657
                                                                                                                          --------
Net Increase in Net Assets From Capital Share Transactions                                                                  23,725
                                                                                                                          --------
Total Increase in Net Assets                                                                                                22,231
                                                                                                                          --------
NET ASSETS:
   Beginning of Period                                                                                                          --
                                                                                                                          --------
   End of Period                                                                                                          $ 22,231
                                                                                                                          ========
   Institutional Class:
   Shares Issued                                                                                                               683
   Shares Issued in Connection With In-Kind Transactions (note 8)                                                            2,132
   Shares Issued in Lieu of Cash Distribution                                                                                   --
   Shares Redeemed                                                                                                            (505)
                                                                                                                          --------
     Total Institutional Class Transactions                                                                                  2,310
                                                                                                                          --------
   Class A:
   Shares Issued                                                                                                               210
   Shares Issued in Lieu of Cash Distribution                                                                                   --
   Shares Redeemed                                                                                                            (147)
                                                                                                                          --------
     Total Class A Transactions                                                                                                 63
                                                                                                                          --------
     Net Increase in Shares Derived from Capital Share Transactions                                                          2,373
                                                                                                                          ========

(1) Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
38                               CNI CHARTER FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                      1/14/00(1) to
                                                                                                                         9/30/00
LARGE CAP VALUE EQUITY FUND                                                                                               (000)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                                $    158
   Net Realized Gain from Security Transactions                                                                            2,477
   Net Change in Unrealized Depreciation on Investments                                                                   (2,369)
                                                                                                                        --------
     Net Increase in Net Assets Resulting from Operations                                                                    266
                                                                                                                        --------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                                                                                      (157)
   Class A                                                                                                                    (1)
                                                                                                                        --------
     Total Dividends Distributed                                                                                            (158)
                                                                                                                        --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Proceeds from Shares Issued                                                                                             5,025
   Proceeds from In-Kind Transaction (note 8)                                                                             27,331
   Reinvestment of Distributions                                                                                              22
   Cost of Shares Redeemed                                                                                                (3,150)
                                                                                                                        --------
     Increase in Net Assets From Institutional Class Share Transactions                                                   29,228
                                                                                                                        --------
   Class A:
   Proceeds from Shares Issued                                                                                             2,027
   Reinvestment of Distributions                                                                                              --
   Cost of Shares Redeemed                                                                                                (1,287)
                                                                                                                        --------
     Increase in Net Assets From Class A Share Transactions                                                                  740
                                                                                                                        --------
Net Increase in Net Assets From Capital Share Transactions                                                                29,968
                                                                                                                        --------
Total Increase in Net Assets                                                                                              30,076
                                                                                                                        --------
NET ASSETS:
   Beginning of Period                                                                                                        --
                                                                                                                        --------
   End of Period                                                                                                        $ 30,076
                                                                                                                        ========
   Institutional Class:
   Shares Issued                                                                                                             518
   Shares Issued in Connection With In-Kind Transactions (note 8)                                                          2,733
   Shares Issued in Lieu of Cash Distribution                                                                                  2
   Shares Redeemed                                                                                                          (331)
                                                                                                                        --------
     Total Institutional Class A Transactions                                                                              2,922
                                                                                                                        --------
   Class A:
   Shares Issued                                                                                                             201
   Shares Issued in Lieu of Cash Distribution                                                                                 --
   Shares Redeemed                                                                                                          (128)
                                                                                                                        --------
     Total Class A Transactions                                                                                               73
                                                                                                                        --------
     Net Increase in Shares Derived from Capital Share Transactions                                                        2,995
                                                                                                                        ========


(1) Commencement of operations

Amounts designated as "--" are either $0 or have been rounded to $0.


                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              39

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                      1/14/00(1) to
                                                                                                                         9/30/00
HIGH YIELD BOND FUND                                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                                $    529
   Net Realized Gain from Security Transactions                                                                                5
   Net Change in Unrealized Depreciation on Investments                                                                     (227)
                                                                                                                        --------
     Net Increase in Net Assets Resulting from Operations                                                                    307
                                                                                                                        --------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                                                                                      (475)
   Class A                                                                                                                   (54)
                                                                                                                        --------
     Total Dividends Distributed                                                                                            (529)
                                                                                                                        --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Proceeds from Shares Issued                                                                                             9,784
   Reinvestment of Distributions                                                                                             356
   Cost of Shares Redeemed                                                                                                   (68)
                                                                                                                        --------
     Increase in Net Assets From Institutional Class Share Transactions                                                   10,072
                                                                                                                        --------
   Class A:
   Proceeds from Shares Issued                                                                                             1,447
   Reinvestment of Distributions                                                                                              54
   Cost of Shares Redeemed                                                                                                  (431)
                                                                                                                        --------
     Increase in Net Assets From Class A Share Transactions                                                                1,070
                                                                                                                        --------
Net Increase in Net Assets From Capital Share Transactions                                                                11,142
                                                                                                                        --------
Total Increase in Net Assets                                                                                              10,920
                                                                                                                        --------
NET ASSETS:
   Beginning of Period                                                                                                        --
                                                                                                                        --------
   End of Period                                                                                                        $ 10,920
                                                                                                                        ========
   Institutional Class:
   Shares Issued                                                                                                             982
   Shares Issued in Lieu of Cash Distribution                                                                                 36
   Shares Redeemed                                                                                                            (7)
                                                                                                                        --------
     Total Institutional Class Transactions                                                                                1,011
                                                                                                                        --------
   Class A:
   Shares Issued                                                                                                             145
   Shares Issued in Lieu of Cash Distribution                                                                                  6
   Shares Redeemed                                                                                                           (44)
                                                                                                                        --------
     Total Class A Transactions                                                                                              107
                                                                                                                        --------
     Net Increase in Shares Derived from Capital Share Transactions                                                        1,118
                                                                                                                        ========

(1) Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
40                               CNI CHARTER FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                      1/14/00(1) to
                                                                                                                         9/30/00
CORPORATE BOND FUND                                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                                $    861
   Net Realized Loss from Security Transactions                                                                               (6)
   Net Change in Unrealized Appreciation on Investments                                                                      310
                                                                                                                        --------
     Net Increase in Net Assets Resulting from Operations                                                                  1,165
                                                                                                                        --------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                                                                                      (858)
   Class A                                                                                                                    (3)
                                                                                                                        --------
     Total Dividends Distributed                                                                                            (861)
                                                                                                                        --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Proceeds from Shares Issued                                                                                             6,805
   Proceeds from In-Kind Transaction (note 8)                                                                             18,018
   Reinvestment of Distributions                                                                                             147
   Cost of Shares Redeemed                                                                                                (2,561)
                                                                                                                        --------
     Increase in Net Assets From Institutional Class Share Transactions                                                   22,409
                                                                                                                        --------
   Class A:
   Proceeds from Shares Issued                                                                                               682
   Reinvestment of Distributions                                                                                              --
   Cost of Shares Redeemed                                                                                                  (260)
                                                                                                                        --------
     Increase in Net Assets From Class A Share Transactions                                                                  422
                                                                                                                        --------
Net Increase in Net Assets From Capital Share Transactions                                                                22,831
                                                                                                                        --------
Total Increase in Net Assets                                                                                              23,135
                                                                                                                        --------
NET ASSETS:
   Beginning of Period                                                                                                        --
                                                                                                                        --------
   End of Period                                                                                                        $ 23,135
                                                                                                                        ========
   Institutional Class:
   Shares Issued                                                                                                             680
   Shares Issued in Connection With In-Kind Transactions (note 8)                                                          1,802
   Shares Issued in Lieu of Cash Distribution                                                                                 15
   Shares Redeemed                                                                                                          (256)
                                                                                                                        --------
     Total Institutional Class Transactions                                                                                2,241
                                                                                                                        --------
   Class A:
   Shares Issued                                                                                                              68
   Shares Issued in Lieu of Cash Distribution                                                                                 --
   Shares Redeemed                                                                                                           (26)
                                                                                                                        --------
     Total Class A Transactions                                                                                               42
                                                                                                                        --------
     Net Increase in Shares Derived from Capital Share Transactions                                                        2,283
                                                                                                                        ========

(1) Commencement of operations

Amounts designated as "--" are either $0 or have been rounded to $0.

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 CNI CHARTER FUNDS                           41

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                      1/14/00(1) to
                                                                                                                         9/30/00
GOVERNMENT BOND FUND                                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                                $    425
   Net Realized Loss from Security Transactions                                                                             (128)
   Net Change in Unrealized Appreciation on Investments                                                                      292
                                                                                                                        --------
     Net Increase in Net Assets Resulting from Operations                                                                    589
                                                                                                                        --------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                                                                                      (425)
   Class A                                                                                                                    --
                                                                                                                        --------
     Total Dividends Distributed                                                                                            (425)
                                                                                                                        --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Proceeds from Shares Issued                                                                                             2,670
   Proceeds from In-Kind Transaction (note 8)                                                                             13,321
   Reinvestment of Distributions                                                                                              30
   Cost of Shares Redeemed                                                                                                (4,952)
                                                                                                                        --------
     Increase in Net Assets From Institutional Class Share Transactions                                                   11,069
                                                                                                                        --------
   Class A:
   Proceeds from Shares Issued                                                                                                49
   Reinvestment of Distributions                                                                                              --
   Cost of Shares Redeemed                                                                                                    --
                                                                                                                        --------
     Increase in Net Assets From Class A Share Transactions                                                                   49
                                                                                                                        --------
Net Increase in Net Assets From Capital Share Transactions                                                                11,118
                                                                                                                        --------
Total Increase in Net Assets                                                                                              11,282
                                                                                                                        --------
NET ASSETS:
   Beginning of Period                                                                                                        --
                                                                                                                        --------
   End of Period                                                                                                        $ 11,282
                                                                                                                        ========
   Institutional Class:
   Shares Issued                                                                                                             266
   Shares Issued in Connection With In-Kind Transactions (note 8)                                                          1,332
   Shares Issued in Lieu of Cash Distribution                                                                                  3
   Shares Redeemed                                                                                                          (496)
                                                                                                                        --------
     Total Institutional Class Transactions                                                                                1,105
                                                                                                                        --------
   Class A:
   Shares Issued                                                                                                               5
   Shares Issued in Lieu of Cash Distribution                                                                                 --
   Shares Redeemed                                                                                                            --
                                                                                                                        --------
     Total Class A Transactions                                                                                                5
                                                                                                                        --------
     Net Increase in Shares Derived from Capital Share Transactions                                                        1,110
                                                                                                                        ========


(1) Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
42                               CNI CHARTER FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                      1/14/00(1) to
                                                                                                                         9/30/00
CALIFORNIA TAX EXEMPT BOND FUND                                                                                           (000)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                                $    388
   Net Realized Gain from Security Transactions                                                                               19
   Net Change in Unrealized Appreciation on Investments                                                                      236
                                                                                                                        --------
     Net Increase in Net Assets Resulting from Operations                                                                    643
                                                                                                                        --------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                                                                                      (387)
   Class A                                                                                                                    --
                                                                                                                        --------
     Total Dividends Distributed                                                                                            (387)
                                                                                                                        --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Proceeds from Shares Issued                                                                                             1,320
   Proceeds from In-Kind Transaction (note 8)                                                                             13,419
   Reinvestment of Distributions                                                                                              --
   Cost of Shares Redeemed                                                                                                (3,357)
                                                                                                                        --------
     Increase in Net Assets From Institutional Class Share Transactions                                                   11,382
                                                                                                                        --------
   Class A:
   Proceeds from Shares Issued                                                                                                 1
   Reinvestment of Distributions                                                                                              --
   Cost of Shares Redeemed                                                                                                    --
                                                                                                                        --------
     Increase in Net Assets From Class A Share Transactions                                                                    1
                                                                                                                        --------
Net Increase in Net Assets From Capital Share Transactions                                                                11,383
                                                                                                                        --------
Total Increase in Net Assets                                                                                              11,639
                                                                                                                        --------
NET ASSETS:
   Beginning of Period                                                                                                        --
                                                                                                                        --------
   End of Period                                                                                                        $ 11,639
                                                                                                                        ========
   Institutional Class:
   Shares Issued                                                                                                             131
   Shares Issued in Connection With In-Kind Transactions (note 8)                                                          1,342
   Shares Issued in Lieu of Cash Distribution                                                                                 --
   Shares Redeemed                                                                                                          (334)
                                                                                                                        --------
     Total Institutional Class Transactions                                                                                1,139
                                                                                                                        --------
   Class A:
   Shares Issued                                                                                                              --
   Shares Issued in Lieu of Cash Distribution                                                                                 --
   Shares Redeemed                                                                                                            --
                                                                                                                        --------
     Total Class A Transactions                                                                                               --
                                                                                                                        --------
     Net Increase in Shares Derived from Capital Share Transactions                                                        1,139
                                                                                                                        ========


(1) Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 CNI CHARTER FUNDS                           43

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            11/1/99 to            11/1/98 to
                                                                                              9/30/00              10/31/99
PRIME MONEY MARKET FUND                                                                        (000)                 (000)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                    $   17,243            $    6,502
   Net Realized Loss from Security Transactions                                                     --                    --
                                                                                            ----------            ----------
     Net Increase in Net Assets Resulting from Operations                                       17,243                 6,502
                                                                                            ----------            ----------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                                                          (8,952)               (6,496)
   Class A                                                                                      (6,775)                   (3)
   Class S                                                                                      (1,538)                   --
                                                                                            ----------            ----------
     Total Dividends Distributed                                                               (17,265)               (6,499)
                                                                                            ----------            ----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Institutional Class:
   Shares Issued                                                                             1,416,610               349,856
   Shares Issued in Lieu of Cash Distributions                                                       5                     5
   Shares Redeemed                                                                          (1,352,579)             (345,633)
                                                                                            ----------            ----------
     Increase in Net Assets From Institutional Class Share Transactions                         64,036                 4,228
                                                                                            ----------            ----------
   Class A:
   Shares Issued                                                                               702,840                 5,584
   Shares Issued in Lieu of Cash Distribution                                                    2,136                    --
   Shares Redeemed                                                                            (458,681)                 (642)
                                                                                            ----------            ----------
     Increase in Net Assets From Class A Share Transactions                                    246,295                 4,942
                                                                                            ----------            ----------
   Class S:
   Shares Issued                                                                               200,796                   562
   Shares Issued in Lieu of Cash Distribution                                                       --                    --
   Shares Redeemed                                                                            (129,068)                   --
                                                                                            ----------            ----------
     Increase in Net Assets From Class S Share Transactions                                     71,728                   562
                                                                                            ----------            ----------
Net Increase in Net Assets From Capital Share Transactions                                     382,059                 9,732
                                                                                            ----------            ----------
Total Increase in Net Assets                                                                   382,037                 9,735
                                                                                            ----------            ----------
NET ASSETS:
   Beginning of Period                                                                         143,163               133,428
                                                                                            ----------            ----------
   End of Period                                                                            $  525,200            $  143,163
                                                                                            ==========            ==========


Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
44                               CNI CHARTER FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            11/1/99 to           6/21/99(1) to
                                                                                              9/30/00              10/31/99
GOVERNMENT MONEY MARKET FUND                                                                   (000)                 (000)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                    $   84,000         $    21,229
   Net Realized Gain from Security Transactions                                                     15                  --
                                                                                            ----------         -----------
     Net Increase in Net Assets Resulting from Operations                                       84,015              21,229
                                                                                            ----------         -----------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                                                            (707)                 --
   Class A                                                                                     (82,391)            (21,228)
   Class S                                                                                        (904)                 (1)
                                                                                            ----------         -----------
     Total Dividends Distributed                                                               (84,002)            (21,229)
                                                                                            ----------         -----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Institutional Class:
   Shares Issued                                                                                73,308                  --
   Shares Issued in Lieu of Cash Distributions                                                      --                  --
   Shares Redeemed                                                                             (45,459)                 --
                                                                                            ----------         -----------
     Increase in Net Assets From Institutional Class Share Transactions                         27,849                  --
                                                                                            ----------         -----------
   Class A:
   Shares Issued                                                                             3,937,923           2,596,166
   Shares Issued in Lieu of Cash Distribution                                                   55,346              14,931
   Shares Redeemed                                                                          (3,617,559)         (1,098,960)
                                                                                            ----------         -----------
     Increase in Net Assets From Class A Share Transactions                                    375,710           1,512,137
                                                                                            ----------         -----------
   Class S:
   Shares Issued                                                                               110,214                 911
   Shares Issued in Lieu of Cash Distribution                                                       --                  --
   Shares Redeemed                                                                             (69,532)                 --
                                                                                            ----------         -----------
     Increase in Net Assets From Class S Share Transactions                                     40,682                 911
                                                                                            ----------         -----------
Net Increase in Net Assets From Capital Share Transactions                                     444,241           1,513,048
                                                                                            ----------         -----------
Total Increase in Net Assets                                                                   444,254           1,513,048
                                                                                            ----------         -----------
NET ASSETS:
   Beginning of Period                                                                       1,513,048                  --
                                                                                            ----------         -----------
   End of Period                                                                            $1,957,302         $ 1,513,048
                                                                                            ==========         ===========


(1) Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                 CNI CHARTER FUNDS                           45

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            11/1/99 to           6/21/99(1) to
                                                                                              9/30/00              10/31/99
CALIFORNIA TAX EXEMPT MONEY MARKET FUND                                                        (000)                 (000)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                    $   14,146           $     4,089
   Net Realized Gain (Loss) from Security Transactions                                               3                    (1)
                                                                                            ----------           -----------
     Net Increase in Net Assets Resulting from Operations                                       14,149                 4,088
                                                                                            ----------           -----------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                                                            (234)                   --
   Class A                                                                                     (13,877)               (4,083)
   Class S                                                                                         (60)                   --
                                                                                            ----------           -----------
     Total Dividends Distributed                                                               (14,171)               (4,083)
                                                                                            ----------           -----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Institutional Class:
   Shares Issued                                                                                55,566                    --
   Shares Issued in Lieu of Cash Distributions                                                      --                    --
   Shares Redeemed                                                                             (48,741)                   --
                                                                                            ----------           -----------
     Increase in Net Assets From Institutional Class Share Transactions                          6,825                    --
                                                                                            ----------           -----------
   Class A:
   Shares Issued                                                                             1,174,490             1,098,793
   Shares Issued in Lieu of Cash Distribution                                                   10,270                 2,980
   Shares Redeemed                                                                          (1,168,745)             (568,534)
                                                                                            ----------           -----------
     Increase in Net Assets From Class A Share Transactions                                     16,015               533,239
                                                                                            ----------           -----------
   Class S:
   Shares Issued                                                                                39,260                    --
   Shares Issued in Lieu of Cash Distribution                                                       --                    --
   Shares Redeemed                                                                             (31,537)                   --
                                                                                            ----------           -----------
     Increase in Net Assets From Class S Share Transactions                                      7,723                    --
                                                                                            ----------           -----------
Net Increase in Net Assets From Capital Share Transactions                                      30,563               533,239
                                                                                            ----------           -----------
Total Increase in Net Assets                                                                    30,541               533,244
                                                                                            ----------           -----------
NET ASSETS:
   Beginning of Period                                                                         533,244                   --
                                                                                            ----------           -----------
   End of Period                                                                            $  563,785           $   533,244
                                                                                            ==========           ===========


(1) Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
46                               CNI CHARTER FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------
                                         Net
                    Net              Realized and                  Net
                   Asset      Net     Unrealized   Distributions  Asset
                   Value  Investment Gains/(Losses)  from Net     Value
                Beginning  Income/       on         Investment    End      Total
                of Period  (Loss)    Securities       Income    of Period  Return
                --------- ---------- ------------- ------------ --------- -------
LARGE CAP GROWTH EQUITY FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000(1)      $10.00    (0.02)     (0.61)          --       $ 9.37   (6.30)%
   CLASS A
For the period ended September 30,:
     2000(2)      $10.70    (0.01)     (1.34)          --       $ 9.35  (12.62)%

LARGE CAP VALUE EQUITY FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000(3)      $10.00     0.06       0.04         (0.06)     $10.04    0.99%
   CLASS A
For the period ended September 30,:
     2000(4)      $ 9.55     0.03       0.49         (0.03)     $10.04    5.48%

HIGH YIELD BOND FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000(5)      $10.00     0.64      (0.24)        (0.64)     $ 9.76    4.21%
   CLASS A
For the period ended September 30,:
     2000(6)      $10.00     0.62      (0.24)        (0.62)     $ 9.76    3.94%





                                                             Ratio
                     Net                       Ratio       of Expenses
                   Assets       Ratio          of Net      to Average
                     End     of Expenses       Income      Net Assets   Portfolio
                 of Period    to Average     to Average    (Excluding   Turnover
                    (000)    Net Assets(7)  Net Assets(7)  Waivers)(7)    Rate
                 ---------  --------------  -------------  -----------  --------
LARGE CAP GROWTH EQUITY FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000(1)      $21,639       1.05%      (0.31)%         1.16%        51%
   CLASS A
For the period ended September 30,:
     2000(2)      $   592       1.30%      (0.56)%         1.41%        51%

LARGE CAP VALUE EQUITY FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000(3)      $29,344       1.00%       0.87%          1.12%        38%
   CLASS A
For the period ended September 30,:
     2000(4)      $   732       1.25%       0.62%          1.37%        38%

HIGH YIELD BOND FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000(5)      $ 9,877       1.00%       9.41%          1.31%         5%
   CLASS A
For the period ended September 30,:
     2000(6)      $ 1,043       1.30%       9.11%          1.61%         5%



(1) LARGE CAP GROWTH EQUITY FUND INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON JANUARY 14, 2000.
(2)  LARGE CAP GROWTH EQUITY FUND CLASS A SHARES COMMENCED OPERATIONS ON
     MARCH 28, 2000.
(3) LARGE CAP VALUE EQUITY FUND INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON JANUARY 14, 2000.
(4)  LARGE CAP VALUE EQUITY FUND CLASS A SHARES COMMENCED OPERATIONS ON
     APRIL 13, 2000.
(5) HIGH YIELD BOND FUND INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON JANUARY 14, 2000.
(6)  HIGH YIELD BOND FUND CLASS A SHARES COMMENCED OPERATIONS ON
     JANUARY 14, 2000.
(7)  ANNUALIZED.


                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                CNI CHARTER FUNDS                            47

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------
                                         Net
                    Net              Realized and                  Net
                   Asset              Unrealized   Distributions  Asset
                   Value     Net     Gains/(Losses)  from Net     Value
                Beginning Investment      on        Investment     End     Total
                of Period  Income      Securities     Income    of Period  Return
                --------- ---------- ------------- ------------ --------- -------
CORPORATE BOND FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000(1)      $10.00     0.42      $0.14        $(0.42)       $10.14    5.76%
   CLASS A
For the period ended September 30,:
     2000(2)      $10.06     0.31      $0.07        $(0.31)       $10.13    3.81%

GOVERNMENT BOND FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000(3)      $10.00     0.38      $0.17        $(0.38)       $10.17    5.64%
   CLASS A
For the period ended September 30,:
     2000(4)      $10.06     0.23      $0.10        $(0.23)       $10.16    3.37%

CALIFORNIA TAX EXEMPT BOND FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000(5)      $10.00     0.32      $0.22        $(0.32)       $10.22    5.43%
   CLASS A
For the period ended September 30,:
     2000(6)      $10.10     0.20      $0.12        $(0.20)       $10.22    3.20%




                                                             Ratio
                     Net                      Ratio        of Expenses
                   Assets       Ratio         of Net        to Average
                     End     of Expenses      Income        Net Assets  Portfolio
                 of Period    to Average     to Average    (Excluding   Turnover
                    (000)    Net Assets(7)  Net Assets(7)  Waivers)(7)    Rate
                 ---------  --------------  -------------  -----------  ---------
CORPORATE BOND FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000(1)      $22,711       0.75%         6.09%           0.91%         6%
   CLASS A
For the period ended September 30,:
     2000(2)      $   424       1.00%         5.84%           1.16%         6%

GOVERNMENT BOND FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000(3)      $11,233       0.70%         5.49%           0.97%        21%
   CLASS A
For the period ended September 30,:
     2000(4)      $    49       0.95%         5.24%           1.22%        21%

CALIFORNIA TAX EXEMPT BOND FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000(5)      $11,638       0.50%         4.50%           0.79%        49%
   CLASS A
For the period ended September 30,:
     2000(6)      $     1       0.75%         4.25%           1.04%        49%



(1) CORPORATE BOND FUND INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON JANUARY 14, 2000.
(2)  CORPORATE BOND FUND CLASS A SHARES COMMENCED OPERATIONS ON APRIL 13, 2000.
(3) GOVERNMENT BOND FUND INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON JANUARY 14, 2000.
(4)  GOVERNMENT BOND FUND CLASS A SHARES COMMENCED OPERATIONS ON APRIL 13, 2000.
(5) CALIFORNIA TAX EXEMPT BOND INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON JANUARY 14, 2000.
(6) CALIFORNIA TAX EXEMPT BOND FUND CLASS A SHARES COMMENCED OPERATIONS ON APRIL 13, 2000.
(7)  ANNUALIZED.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
48                              CNI CHARTER FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Ratio
                      Net                                  Net                   Net                       Ratio      of Expenses
                     Asset                Distributions   Asset                Assets         Ratio        of Net      to Average
                     Value        Net       from Net      Value                 End       of Expenses      Income      Net Assets
                   Beginning  Investment   Investment      End       Total   of Period    to Average     to Average    (Excluding
                   of Period    Income       Income     of Period   Return     (000)    Net Assets(10)  Net Assets(10) Waivers)(10)
                   ---------  ----------  ------------- ---------   ------   ---------  --------------  -------------- ------------
PRIME MONEY MARKET FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000           $1.00       0.051       (0.051)       $1.00      5.24%  $  201,688      0.63%          5.62%+         0.71%
For the period ended October 31,:
     1999            1.00       0.045       (0.045)        1.00      4.61      137,659      0.63           4.51           0.79
     1998(1)         1.00       0.029       (0.029)        1.00      3.11      133,428      0.63           4.99           0.78
   CLASS A
For the period ended September 30,:
     2000           $1.00       0.049       (0.049)       $1.00      5.03%  $  251,225      0.85%          5.61%+         1.21%
For the period ended October 31,:
     1999(2)         1.00       0.002       (0.002)        1.00      0.18        4,942      0.85           4.62           1.30
   CLASS S
For the period ended September 30,:
     2000           $1.00       0.047       (0.047)       $1.00      4.83%  $   72,287      1.05%          5.47%+         1.21%
For the period ended October 31,:
     1999(3)         1.00       0.001       (0.001)        1.00      0.07          562      1.05           4.42           1.30
GOVERNMENT MONEY MARKET FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000(4)        $1.00       0.029       (0.029)       $1.00      2.90%  $   27,849      0.63%          5.84%          0.68%
   CLASS A
For the period ended September 30,:
     2000           $1.00       0.049       (0.049)       $1.00      4.96%  $1,887,860      0.85%          5.32%          1.18%
For the period ended October 31,:
     1999(5)         1.00       0.016       (0.016)        1.00      1.58    1,512,137      0.85           4.33           1.15
   CLASS S
For the period ended September 30,:
     2000           $1.00       0.047       (0.047)       $1.00      4.77%  $   41,593      1.05%          5.39%          1.18%
For the period ended October 31,:
     1999(6)         1.00       0.003       (0.003)        1.00      0.30          911      1.05           4.30           1.15
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
   INSTITUTIONAL CLASS
For the period ended September 30,:
     2000(7)        $1.00       0.016       (0.016)       $1.00      1.64%  $    6,825      0.55%          3.29%          0.74%
   CLASS A
For the period ended September 30,:
     2000           $1.00       0.025       (0.025)       $1.00      2.55%  $  549,237      0.78%          2.74%          1.24%
For the period ended October 31,:
     1999(8)         1.00       0.008       (0.008)        1.00      0.79      533,244      0.78           2.17           1.21
   CLASS S
For the period ended September 30,:
     2000(9)        $1.00       0.023       (0.023)       $1.00      2.30%  $    7,723      0.98%          2.69%          1.24%





+ RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE EFFECTS OF ANNUALIZATION.
(1) PRIME MONEY MARKET FUND INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON MARCH 23, 1998.
(2) PRIME MONEY MARKET FUND CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 18, 1999.
(3) PRIME MONEY MARKET FUND CLASS S SHARES COMMENCED OPERATIONS ON OCTOBER 26, 1999.
(4) GOVERNMENT MONEY MARKET FUND INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 3, 2000.
(5) GOVERNMENT MONEY MARKET FUND CLASS A SHARES COMMENCED OPERATIONS ON JUNE 21, 1999.
(6) GOVERNMENT MONEY MARKET FUND CLASS S SHARES COMMENCED OPERATIONS ON OCTOBER 6, 1999.
(7) CALIFORNIA TAX EXEMPT MONEY MARKET FUND INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON APRIL 3, 2000.
(8) CALIFORNIA TAX EXEMPT MONEY MARKET FUND CLASS A SHARES COMMENCED OPERATIONS ON JUNE 21, 1999.
(9) CALIFORNIA TAX EXEMPT MONEY MARKET FUND CLASS S SHARES COMMENCED OPERATIONS ON NOVEMBER 12, 1999.
(10) ANNUALIZED.

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              49

NOTES TO FINANCIAL STATEMENTS
September 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE CNI CHARTER FUNDS, a Delaware business trust (the "Trust"), formerly named the Berkeley Funds, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with nine portfolios. The financial statements included herein are those of the Large Cap Growth Equity Fund and Large Cap Value Equity Fund (collectively the "Equity Funds"), High Yield Bond Fund, Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, (collectively the "Fixed Income Funds"), Prime Money Market Fund (formerly, the Money Market Fund), Government Money Market Fund (formerly, the Government Fund), California Tax Exempt Money Market Fund (formerly, the California Tax Exempt Fund) (collectively the "Money Market Funds"), (each a "Fund", collectively, the "Funds"). The Trust's current sponsor, City National Bank, acquired the Trust's former sponsor, North American Trust Company, on December 31, 1998. Following the acquisition, the Trust's name was changed to the CNI Charter Funds. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income and Equity Funds, which are listed on a securities exchange for which market quotations are available, are valued by independent pricing services at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities are valued at the mean between last available bid and ask price. Unlisted securities (of which there were none on September 30, 2000) for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. For securities sold, realized gains or losses are determined on the basis of the identified cost of the securities delivered.

CLASSES -- Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly for the Money Market and Fixed Income Funds. Distributions from net investment income are declared and paid quarterly for the Equity Funds. Any net realized capital gains are distributed to shareholders at least annually. Distributions from net investment income

--------------------------------------------------------------------------------
50                            CNI CHARTER FUNDS

September 30, 2000
--------------------------------------------------------------------------------

and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts during the fiscal year ended September 30, 2000:

                                                      Undistributed
                                       Accumulated    Net Investment
                    Paid-in-Capital   Realized Gain      Income
         Funds          (000)             (000)           (000)
         --------   ---------------   -------------   --------------
         Prime Money
         Market Fund    $(16)             $--              $16

         Large Cap Growth
         Equity Fund     (48)              --               48


ORGANIZATIONAL COSTS -- Organizational costs of the Prime Money Market Fund have been capitalized and are being amortized over a period of sixty months. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. ADMINISTRATION, TRANSFER AGENT DISTRIBUTION AND SHAREHOLDER SERVICES
   AGREEMENTS:

Pursuant to an administration agreement dated April 1, 1999 (the "Agreement"), SEI Investments Mutual Funds Services ("SIMFS"), a wholly owned subsidiary of SEIInvestments Company, acts as the Trust's Administrator. Under the terms of the Agreement, SEIis entitled to receive an annual fee of 0.15% of the average daily net assets of the Prime Money Market Fund, 0.101% of the average daily net assets of the Government Money Market Fund, 0.155% of the average daily net assets of the California Tax Exempt Money Market Fund, and 0.15% of the average daily net assets of the Equity and Fixed Income Funds. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator. Pursuant to a separate agreement with the Administrator, City National Bank performs sub-administration services on behalf of the Equity and Fixed Income Funds, for which it receives a fee paid by the Administrator at an annual rate of up to 0.075% of the average daily net assets of such funds. For the period end September 30, 2000, City National Bank received sub-administration fees from the Equity and Fixed Income Funds in the amount of approximately $54,000.

The Funds have adopted Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A and S Shares that allow each Fund to pay distribution and services fees. The Distributor, as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class A Shares and Class S Shares of the Money Market Funds; and 0.25% of the Class A Shares of the Equity and Fixed Income Funds, with exception of 0.30% of the Class A Shares of the High Yield Bond Fund, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

On April 1, 1999, SEI Investments Fund Management assumed the role of Transfer Agent whereby they provide services at an annual rate of $15,000 per fund. SEI Investments Fund Management has agreed to absorb cer-

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              51

September 30, 2000
--------------------------------------------------------------------------------

tain transfer agency related expenses on behalf of the Fund. At September 30, 2000, the Funds had approximately $16,000 in transfer agent fee payable to SEIInvestment Fund management.

On April 1, 1999, First Union National Bank assumed the role of Custodian for the Trust. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Funds have also adopted a Shareholder Services Agreement that permits payment of compensation to service providers, that may include City National Bank, that have agreed to provide certain shareholder support for their customers who own Class A, Class S or Institutional Class Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of each Fund's average daily net assets. For the period ended September 30, 2000, City National Bank received Shareholder Servicing fees from the Funds in the amount of approximately $5,074,000.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS
   WITH AFFILIATES:

Prior to April 1, 1999, Berkeley Capital Management ("BCM") served as the Investment Adviser for the Prime Money Market Fund whereby they received fees at an annual rate of 0.25% of the average daily net assets of the Fund. Following the acquisition of North American Trust Company, City National Bank ("the Adviser") assumed the role of Investment Adviser. Under the terms of the current agreements, the Adviser receives an annual fee equal to 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.62% of the average daily net assets of the Large Cap Value Equity Fund, and 0.65% of the average daily net assets of the Large Cap Growth Equity Fund.

Wellington Management Company, LLP ("Wellington Management") acts as the Investment Sub-Adviser on behalf of the Government Money Market Fund.

Weiss, Peck, &Greer, L.L.C. ("WP&G") acts as the Investment Sub-Adviser on behalf of the California Tax Exempt Money Market Fund.

Credit  Suisse  Asset  Management,   L.L.C.  ("CSAM")  acts  as  the  Investment
Sub-Adviser on behalf of the High Yield Bond Fund.

The Adviser has contractually agreed to limit their fees or reimburse the expenses of the Institutional Class shares of the Prime Money Market Fund to the same contractual limit as was provided by BCM, the Fund's previous Investment Adviser. The Adviser may remove this limit at any time after March 31, 2001, and under certain conditions may recoup the expenses it has reimbursed or absorbed within three years after they occur if such repayments can be achieved within the Fund's then current expense limit. For the Government Money Market, California Tax Exempt Money Market, Corporate Bond, Government Bond, California Tax Exempt Bond, High Yield Bond, Large Cap Value Equity and Large Cap Growth Equity Funds and all other classes of the Prime Money Market Fund, the Adviser has voluntarily agreed to limit its fees or reimburse the expenses to the extent necessary to keep the operating

--------------------------------------------------------------------------------
52                            CNI CHARTER FUNDS

September 30, 2000
--------------------------------------------------------------------------------

expenses at or below certain percentages of the respective average daily net assets. The contractual and voluntary expense limitations (expressed as a percentage of average daily net assets) are as follows:

                    Large Cap   Large Cap
                     Growth        Value        High Yield
                     Equity       Equity           Bond
                      Fund         Fund            Fund
                    ---------   ---------       ----------
Institutional Class   1.05%        1.00%           1.00%
Class A               1.30%        1.25%           1.30%

                                                California
                    Corporate   Government      Tax Exempt
                      Bond         Bond            Bond
                      Fund         Fund            Fund
                    ---------   ---------       ----------
Institutional Class   0.75%        0.70%           0.50%
Class A               1.00%        0.95%           0.75%

                      Prime                     California
                      Money     Government      Tax Exempt
                     Market    Money Market    Money Market
                      Fund         Fund            Fund
                    ---------   ---------       ----------
Institutional Class   0.63%        0.63%           0.55%
Class A               0.85%        0.85%           0.78%
Class S               1.05%        1.05%           0.98%


The Trust and SEI Investments Distribution Co. ("the Distributor"), are parties to a Distribution Agreement dated April 8, 1999. The Distributor receives no fees for its distribution services under this agreement.

At September 30, 2000, the following fees were payable to City National Bank net of waivers from each fund:

                                        SUB-     SHARE-   DISTRI-
                           INVESTMENT  ADMINIS-  HOLDER   BUTION
                            ADVISORY   TRATIVE  SERVICES  SERVICES
                               FEE       FEE      FEE      FEE
                              (000)     (000)    (000)    (000)
                            ---------  -------- --------  --------
Large Cap Growth Equity Fund    $  8   $   1      $  5    $ --
Large Cap Value Equity Fund       12       2         6      --
High Yield Bond Fund               5       1         2      --
Corporate Bond Fund                5       1         5      --
Government Bond Fund               2       1         2      --
California Tax Exempt Bond Fund   --       1         2      --
Prime Money Market Fund           70      --        84      94
Government Money
   Market Fund                   362      --       281     493
California Tax Exempt
   Money Market Fund              40      --        87     143


5. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale of securities, other than temporary investments in short-term securities for the period ended September 30, 2000, were as follows for the "Equity and Fixed Income Funds":

                            PURCHASES           SALES
                         U.S.               U.S.
                      GOVERNMENT  OTHER  GOVERNMENT   OTHER
FUND                     (000)    (000)     (000)     (000)
------                ----------  -----  ----------   -----

Large Cap Growth Equity

  Fund                   $  --  $13,179    $  --    $10,938
Large Cap Value Equity
  Fund                      --   13,467       --      9,841
High Yield Bond Fund        --    9,968       --        317
Corporate Bond Fund      2,489    5,114       --      1,172
Government Bond Fund     2,231       --    2,699      1,133
California Tax Exempt
  Bond Fund                 --    5,611       --      7,642

At September 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from the amounts reported for financial reporting purposes. Based on cost for federal income tax purposes, the aggregate gross unrealized gain on securities, the aggregate gross unrealized loss on securities and the net unrealized gain/(loss) at September 30, 2000 for each of the Fixed Income and Equity Funds is as follows:

                                                  NET APPRECIATION/
                    APPRECIATION    DEPRECIATION   (DEPRECIATION)
FUND                    (000)           (000)          (000)
----                ------------    ------------  -----------------
Large Cap Growth
 Equity Fund          $ 3,549         $(2,455)        $ 1,094
Large Cap Value
 Equity Fund           10,395            (253)         10,142
High Yield Bond Fund      238            (465)           (227)
Corporate Bond Fund       271            (238)             33
Government Bond Fund       38            (118)            (80)
California Tax Exempt
 Bond Fund                175             (26)            149

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              53

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
September 30, 2000

--------------------------------------------------------------------------------
6. CAPITAL LOSS CARRYFORWARDS:
At September 30, 2000, the following Funds have Capital loss carryforwards:

                                                     EXPIRATION
FUND                                AMOUNT              DATE
----                               -------           ----------

Large Cap Growth Equity Fund      $ 23,446            09/30/08
Corporate Bond Fund                  6,194            09/30/08
Government Bond Fund               127,886            09/30/08

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

7. CONCENTRATION OF CREDIT RISK:

CALIFORNIA TAX EXEMPT FUNDS-SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by the general financial condition of the State of California.

8. AFFILIATED TRANSACTIONS:

On January 18, 2000, the net assets of City National Bank Collective  Investment
Funds: The CNI Growth Equity, CNI-EBT Equity, CNI-EBT Large Cap Growth Equity, CNI Value Equity, CNI-EBT Large Cap Value Equity, CNI Fixed Income, CNI-EBT Fixed Income, CNI Taxable Fixed Income, CNI-EBT Government Securities and
CNI-EBT Tax Exempt Fixed Income Funds, consisting entirely of securities and certain related receivables, were converted on a tax-free basis into the Large Cap Growth Equity, Large Cap Value Equity, Corporate Bond, Government Bond, and California Tax Exempt Bond Funds. The number of shares issued for each fund and the net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:

                              NET ASSETS   UNREALIZED GAIN/
COMMON TRUST FUND                (000)       (LOSS) (000)
-----------------             ----------   ----------------
CNI Growth Equity Fund (1)      $14,450        $ 1,464
CNI-EBT Equity Fund (1)           1,294            346
CNI-EBT Large Cap Growth Equity
 Fund (1)                         5,579            707
CNI Value Equity Fund (2)        23,673         12,334
CNI-EBT Large Cap Value Equity
 Fund (2)                         3,658            243
CNI Fixed Income Fund (3)        14,827           (263)
CNI-EBT Fixed Income Fund (3)     3,191            (13)
CNI Taxable Fixed Income
 Fund (4)                        12,715           (374)
CNI-EBT Government Securities
 Fund (4)                           606            (14)
CNI-EBT Tax Exempt Fixed Income
 Fund (5)                        13,419            (87)

(1) Converted into the Large Cap Growth Equity Fund.
(2) Converted into the Large Cap Value Equity Fund.
(3) Converted into the Corporate Bond Fund.
(4) Converted into the Government Bond Fund.
(5) Converted into the California Tax Exempt Bond Fund.

MUTUAL FUNDS                   NET ASSETS   SHARES ISSUED
------------                   ----------   -------------
Large Cap Growth Equity Fund    $   100      2,132,293
Large Cap Value Equity Fund         100      2,733,138
Corporate Bond Fund                 100      1,801,808
Government Bond Fund                100      1,332,122
California Tax Exempt Bond Fund     100      1,341,878

The Net Asset Value of shares issued in exchange for the assets and the number of shares issued in the tax-free conversions are included in capital share transactions and shares issued and redeemed, respectively, of the Institutional Class in the Statement of Changes in Net Assets for each respective fund.

--------------------------------------------------------------------------------
54                          CNI CHARTER FUNDS

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of CNI Charter Funds:

     We have audited the accompanying statements of net assets of the Large Cap Growth Equity Fund, Large Cap Value Equity Fund, High Yield Bond Fund, Corporate Bond Fund, Government Bond Fund, California Tax-Exempt Bond Fund, Prime Money Market Fund, Government Money Market Fund, and California Tax Exempt Money Market Fund (nine of the Funds comprising the CNI Charter Funds) as of September 30, 2000 and the related statements of operations, statements of changes in net assets, and financial highlights for the period from January 14, 2000 (commencement of operations) through September 30, 2000 for the Large Cap Growth Equity Fund, Large Cap Value Equity Fund, High Yield Bond Fund, Corporate Bond Fund, Government Bond Fund, and California Tax-Exempt Bond Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the eleven months ended September 30, 2000 and the year ended October 31, 1999 for the Prime Money Market Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the eleven months ended September 30, 2000 and for the period from June 21, 1999 (commencement of operations) through October 31, 1999 for the Government Money Market Fund and California Tax Exempt Money Market Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Prime Money Market Fund, the statement of changes in net assets and financial highlights for the period from March 23, 1998 (commencement of operations) through October 31, 1998 were audited by other auditors whose report thereon dated December 11, 1998 expressed an unqualified opinion on this information.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights which were audited by us and referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of CNI Charter Funds as of September 30, 2000, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/S/ KPMG LLP

KPMG LLP
Los Angeles, California
November 15, 2000

--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                              55

NOTICE TO SHAREHOLDERS
September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

For shareholders that do not have a September 30, 2000 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2000 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended September 30, 2000 each fund is designating the following items with regard to distributions paid during the year as follows:

                                         (A)*                (B)*
                                      LONG TERM           ORDINARY
                                    CAPITAL GAIN           INCOME                                   TOTAL              (C)**
                                    DISTRIBUTIONS       DISTRIBUTIONS        TAX EXEMPT         DISTRIBUTIONS       QUALIFYING
FUND                                 (TAX BASIS)         (TAX BASIS)          INTEREST           (TAX BASIS)       DIVIDEND (1)
----                                -------------       -------------        ----------         -------------      ------------
Large Cap Growth Equity Fund               0%                   0%                 0%                   0%                 0%
Large Cap Value Equity Fund                0%                 100%                 0%                 100%               100%
High Yield Bond Fund                       0%                 100%                 0%                 100%                 0%
Corporate Bond Fund                        0%                 100%                 0%                 100%                 0%
Government Bond Fund                       0%                 100%                 0%                 100%                 0%
California Tax-Exempt Bond Fund            0%                   1%                99%                 100%                 0%
Prime Money Market Fund                    0%                 100%                 0%                 100%                 0%
Government Money Market Fund               0%                 100%                 0%                 100%                 0%
California Tax-Exempt
   Money Market Fund                       0%                   0%               100%                 100%                 0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
 * Items (A) and (B) are based on the percentage of each fund's total distribution.
** Item (C) is based on the percentage of ordinary income distributions of each fund.

--------------------------------------------------------------------------------
56                             CNI CHARTER FUNDS